Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 06, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		862,194,336

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 169,657	$ 950,841	$ 127,081
Accounts receivable, net	171,849	313,679	76,460
Inventory	329,409	184,070	52,360
Prepaid expenses and other current assets	265,784	881,005	645,302
Total current assets	936,699	2,329,595	901,203
Fixed assets, net	941,315	671,291	773,188
Intangible and Other assets:
Trademarks	251,157	130,000	130,000
Intangible Assets, net of accumulated amortization	535,967	379,579	333,072
Security deposits	56,269	56,269	12,299
Total intangible and other assets	847,232	570,754	479,303
TOTAL ASSETS	2,725,246	3,571,640	2,153,694
Current Liabilities
Accounts payable	157,336	176,181	114,447
Accrued interest	120,441	56,993	36,992
Accrued liabilities	980,807	754,895	406,998
Other current liabilities	287,334	72,122	90,881
Notes payable - current	1,625,175	1,636,125	1,415,662
TOTAL LIABILITIES	3,171,093	2,696,316	2,064,980
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized Series C Convertible Preferred Stock 44.8 and 62.8 and 0 shares issued and outstanding as at June 30, 2012, at December 31, 2011 and December 31, 2010, respectively	1	1
Common Stock, $0.0001 par value, 1,500,000,000 shares authorized, 870,083,225, 807,205,445 and 724,488,929 shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	87,008	80,721	72,449
Additional Paid-in Capital	12,672,208	12,432,114	6,902,427
Treasury Stock, 10,333,333 shares, at cost	(1,033)
Accumulated Deficit	(13,242,868)	(11,661,704)	(6,883,163)
Accumulated Other Comprehensive Loss	38,837	24,192	(2,999)
Total stockholders' equity	(445,847)	875,324	88,714
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,725,246	3,571,640	2,153,694
Patents
Intangible and Other assets:
Intangible Assets, net of accumulated amortization	535,967	379,579	333,072
Website
Intangible and Other assets:
Intangible Assets, net of accumulated amortization	$ 3,839	$ 4,906	$ 3,932

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred Stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	44.8	63.8	0
Preferred Stock, shares oustanding	44.8	63.8	0
Common Stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, shares issued	870,083,225	807,205,445	724,488,929
Common Stock, shares oustanding	870,083,225	807,205,445	724,488,929
Treasury stock, shares	10,333,333

Consolidated Statement of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 265,386	$ 142,331	$ 697,987	$ 287,453	$ 971,367	$ 316,450
Cost of Goods Sold	40,248	35,192	119,669	57,565	176,258	48,737
Gross Profit	225,138	107,139	578,318	229,888	795,109	267,713
Operating expenses:
Research and development	45,860	37,484	70,547	61,336	115,665	15,208
Depreciation and Amortization	82,590	52,348	164,166	101,753	209,973	56,801
General and administrative	839,407	1,823,019	1,894,380	2,784,290	4,987,120	1,919,174
Goodwill on Acquisition of Subsidiary (Negative)			(66,394)			58,027
Costs related to Aqcuisition of Subsidiary			18,285		110,032	154,203
Total Operating expenses	967,857	1,912,851	2,080,984	2,947,379	5,422,790	2,203,413
Operating loss	(742,719)	(1,805,712)	(1,502,666)	(2,717,491)	(4,627,681)	(1,935,700)
Other income (expense)
Other income (expense)	(23,336)	10,067	(15,219)	10,067	(23,718)	8
Interest expense, net	(31,679)	(39,613)	(63,279)	(63,534)	(127,142)	(45,882)
Total Other Income (expense)	(55,015)	(29,546)	(78,498)	(53,467)	(150,860)	(45,874)
Net Loss Before Taxes	(797,734)	(1,835,258)	(1,581,164)	(2,770,958)	(4,778,541)	(1,981,574)
Taxes						(2,248)
Net Loss	$ (797,734)	$ (1,835,258)	$ (1,581,164)	$ (2,770,958)	$ (4,778,541)	$ (1,983,822)
Loss Per Share
Basic and diluted	$ (0.001)	$ (0.002)	$ (0.002)	$ 0.004	$ (0.006)	$ (0.003)
Weighted Average Number of Shares Outstanding	849,074,677	780,845,969	841,103,645	753,940,244	780,096,806	663,168,900

Statement of Stockholders Equity (USD $)	Total	Common Stock	Preferred Stock - Series B	Preferred Stock - Series C	Additional Paid-in Capital	Accumulated Deficit	Accumulated OCI (Loss)
Balance at Dec. 31, 2009	$ (1,245,940)	$ 55,780	$ 0	$ 0	$ 3,597,621	$ (4,899,341)	$ 0
Shares, Outstanding at Dec. 31, 2009		557,798,599
Issuance of stock for consulting fees	40,625	261			40,364
Issuance of stock for consulting fees (Shares)		2,612,500
Share-based compensation for consulting services	823,693				823,693
Share-based compensation - employee options vesting	57,840				57,840
Purchases of equity - Series B preferred	140,000		14		139,986
Common stock issuance for conversion of Series B preferred and interest	7,102	1,177	(14)		5,939
Common stock issuance for conversion of Series B preferred and interest (Shares)		11,768,197
Common stock issuance for conversion of debt	803,690	6,430			797,260
Common stock issuance for conversion of debt (Shares)		64,295,200
Beneficial conversion feature on convertible debt	0
Purchases of equity - Common stock	1,434,500	8,708			1,425,792
Purchases of equity - Common stock (Shares)		87,079,447
Common stock issuance for satisfaction of accounts payable	14,025	93			13,932
Common stock issuance for satisfaction of accounts payable (Shares)		934,986
Accumulated Comprehensive Loss	(2,999)						(2,999)
Net loss	(1,983,822)					(1,983,822)
Balance, ending at Dec. 31, 2010	88,714	72,449	0	0	6,902,427	(6,883,163)	(2,999)
Balance, ending (Shares) at Dec. 31, 2010		724,488,929
Issuance of stock for consulting fees	856,225	3,946			852,279
Issuance of stock for consulting fees (Shares)		39,455,594
Share-based compensation for consulting services	699,605				699,605
Share-based compensation - employee options vesting	29,796				29,796
Common stock issuance for conversion of debt	41,190	217			40,973
Common stock issuance for conversion of debt (Shares)		2,167,902
Purchases of equity - Common stock	889,000	4,069			884,931
Purchases of equity - Common stock (Shares)		40,690,055
Purchases of equity - Series C preferred	2,971,456			1	2,971,455
Common stock issuance for warrant exercise	443	40			403
Common stock issuance for warrant exercise (Shares)		402,965
Preferred Stock issue placement agent warrants	50,245				50,245
Accumulated Comprehensive Loss	27,191						27,191
Net loss	(4,778,541)					(4,778,541)
Balance, ending at Dec. 31, 2011	$ 875,324	$ 80,721		$ 1	$ 12,432,114	$ (11,661,704)	$ 24,192
Balance, ending (Shares) at Dec. 31, 2011		807,205,445

Statement of Cash Flows (unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,581,164)	$ (2,770,958)	$ (4,778,541)	$ (1,983,822)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	51,546	29,685	174,735	21,539
Depreciation of fixed assets	123,320	79,940	55,571	35,262
Share based compensation	(204,755)	1,164,400	(1,755,661)	342,864
Share based interest expense		4,884	4,884
Shares issued for Consulting Services				38,854
Interest satisfied with stock conversion				7,102
Goodwill written off on acquisition of subsidiary				58,027
Net loss as adjusted for non-cash items	(1,201,543)	(1,492,049)	(2,787,690)	(1,480,174)
Changes in assets and liabilities:
Accounts receivable	141,390	(29,592)	(237,294)	(40,032)
Inventory	(145,473)	(14,467)	(131,872)	3,908
Prepaid expenses	177,296	(187,517)	(412,254)	(39,262)
Security deposit		1,047	(43,970)	(9,949)
Accounts payable	(18,567)	116,485	62,560	(247,163)
Accounts payable satisfied with common stock				14,025
Accrued interest	63,448	57,459	21,191	34,088
Accrued liabilities	218,114	102,909	349,906	294,306
Other current liabilities	51,891	56,535	(15,911)	19,983
Cash used in operating activities	(713,444)	(1,389,190)	(3,195,334)	(1,450,270)
Cash flows provided by / (used in) investing activities:
Purchase of fixed assets	(17,635)	(16,071)	(61,995)	(21,521)
Purchase of website		(3,360)	(3,360)
Acquisition of subsidiary	(153,641)			(898,017)
Acquisition of patents	(16,077)	(56,435)	(110,406)	(8,575)
Cash provided by / (used in) investing activities	(187,353)	(75,866)	(175,761)	(928,113)
Cash flows from financing activities:
Proceeds from issuance of Common Stock, net	120,000	889,000	889,443	1,434,500
Proceeds from issuance of Preferred Stock - Series B, net		2,218,200		140,000
Proceeds from issuance of Preferred Stock - Series C, net			3,021,700
Purchase of shares into Treasury Stock	(1,033)
Proceeds from Notes Payable	15,863	530,576	543,105	1,276,500
Repayment of Notes Payable	(26,528)	(81,582)	(280,822)	(361,500)
Cash provided by financing activities	108,302	3,556,194	4,173,426	2,489,500
Effect of exchange rate changes on cash	11,311	(11,603)	21,429	3,193
Net increase (decrease) in cash	(781,184)	2,079,535	823,760	114,310
Cash at beginning of period	950,841	127,081	127,081	12,771
Cash at end of period	169,657	2,206,616	950,841	127,081
Supplemental Disclosures of Cash Flow information:
Interest paid:	197		1,686
Taxes paid		542		2,248
Non-Cash Transactions:
Warrants, options and common stock issued for acquisition of subsidiary	287,000
Deferred consideration payable	156,150
Warrants, options and common stock issued for debt financing		$ 40,000	$ 41,190	$ 803,690

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Presentation

1. BASIS OF PRESENTATION

The consolidated balance sheet as of December 31, 2011, which has been derived from audited financial statements, and the accompanying unaudited condensed financial statements have been prepared by Vycor Medical, Inc. (together with its consolidated subsidiaries, the “Company” or “Vycor”) in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to the quarterly report on Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These financial statements should be read in conjunction with the financial statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2011. Certain prior period amounts have been reclassified to conform to the current presentation.

Formation and Business of the Company	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature Of Operations [Abstract]
Formation and Business of the Company

2. FORMATION AND BUSINESS OF THE COMPANY

Business Description

Vycor Medical, LLC was formed on June 17, 2005 as a New York Limited Liability Company. The Company changed its name to Vycor Medical, Inc. and converted to a Delaware Corporation on August 14, 2007 and issued 16,048 shares of common stock in exchange for each of the 1,122 partnership units outstanding at date of conversion. The assets, liabilities and operations of the Company did not change pursuant to this reorganization, and the accompanying financial statements are presented as if the change occurred on the first day of the earliest period presented. Accordingly, all references to number of shares prior to the date of conversion are based upon the common stock equivalent of the partnership units outstanding on such dates.

The Company designs, develops and markets neurological medical devices and therapies through two operating divisions: Vycor Medical and NovaVision. Vycor Medical focuses on brain and cervical surgical access systems for sale to hospitals and medical professionals; NovaVision focuses on neuro-stimulation therapies and diagnostic devices for the treatment and screening of vision field loss resulting from neurological damage.

1. FORMATION AND BUSINESS OF THE COMPANY

Business Description

Vycor Medical, LLC was formed on June 17, 2005 as a New York Limited Liability Company. The Company changed its name to Vycor Medical, Inc. and converted to a Delaware Corporation on August 14, 2007 and issued 16,048 shares of common stock in exchange for each of the 1,122 partnership units outstanding at date of conversion. The assets, liabilities and operations of the Company did not change pursuant to this reorganization, and the accompanying financial statements are presented as if the change occurred on the first day of the earliest period presented. Accordingly, all references to number of shares prior to the date of conversion are based upon the common stock equivalent of the partnership units outstanding on such dates.

The Company designs, develops and markets neurological medical devices and therapies through two operating divisions: Vycor Medical and NovaVision. Vycor Medical focuses on brain and cervical surgical access systems for sale to hospitals and medical professionals; NovaVision focuses on neuro-stimulation therapies and diagnostic devices for the treatment and screening of vision field loss.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Going Concern [Abstract]
Going Concern

3. GOING CONCERN

The Company’s financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and assumes the Company will continue as a going concern. The Company has incurred losses since its inception, including a net loss of $1,581,164 for the six months ended June 30, 2012, and the Company expects to continue to incur substantial additional losses in the future, including significant development, marketing, manufacturing and distribution costs. The Company has generated negative cash flows from operations since inception. As of June 30, 2012 the Company had a stockholders’ deficit of $445,847 and cash and cash equivalents of $169,657. The Company believes it will not have enough cash to meet its various cash needs unless the Company is able to obtain additional cash from the issuance of debt or equity securities. There is no assurance that additional funds from the issuance of equity will be available for the Company to finance its operations on acceptable terms, or at all. If adequate funds are not available, the Company may have to delay development or commercialization of products or technologies that the Company would otherwise seek to commercialize, or cease operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

2. GOING CONCERN

The Company’s financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and assumes the Company will continue as a going concern. The Company has incurred losses since its inception, including a net loss of $4,778,541 for the year ended December 31, 2011, and the Company expects to continue to incur substantial additional losses in the future, including additional development costs, costs related to marketing and manufacturing expenses. The Company has incurred negative cash flows from operations since inception. As of December 31, 2011 the Company had a stockholders’ equity of $875,324 and cash and cash equivalents of $950,841. The Company believes it would not have enough cash to meet its various cash needs unless the Company is able to obtain additional cash from the issuance of debt or equity securities. There is no assurance that additional funds from the issuance of equity will be available for the Company to finance its operations on acceptable terms. If adequate funds are not available, the Company may have to delay development or commercialization of products or technologies that the Company would otherwise seek to commercialize, or cease operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Business Acquisition	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Acquisition

4. BUSINESS ACQUISITION

On January 4, 2012, the Company completed its acquisition (the “Acquisition”) of all of the shares of Sight Science Limited (“Sight Science”) in the UK, a company that had been in the business of researching, developing and providing medical technologies to restore the vision of patients with neurological visual loss. The total consideration to the Sight Science shareholders was £384,768 (US$597,660); comprising: £200,000 (US$ 310,660) cash, of which £100,000 (US$155,330) was paid at the Closing and an additional £100,000 (US$155,330) cash to be paid to the Sight Science shareholders on the one-year anniversary of the Closing; an aggregate of 14,350,000 restricted shares of the Company, which are the subject of lock-up agreements between the Parties and which at Closing were valued at £184,768 (US$287,000).

As required under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 805, Business Combinations, the Company commissioned an independent appraisal of the assets acquired which was finalized in March 2012. The Company determined the fair value of the assets acquired pursuant to the acquisition method as defined in ASC 805 and ASC 350, Intangibles-Goodwill and Other. Included in this valuation were assumptions concerning the cost of equity determined via the build-up method, the cost of debt and the weighted average cost of capital. Cash flows as included in the valuation were projected based on historical operations as well as management’s projections for future results based on these historical amounts. The trademark and patent valuations were based upon the Relief-from Royalty Method on an after tax basis. The value of the Internally Developed Software was based upon the Multi-period Excess Earnings Method utilizing, among other factors, a discount rate based on the Weighted Average Cost of Capital.

The assets of Sight Science were entered into the Company’s consolidated accounts on the basis of this valuation As a result, the Company generated negative goodwill on acquisition of $66,394 which has been taken to the Consolidated Statement of Operations for the six months ended June 30, 2012.

The expenses of the transaction, which primarily comprised legal fees and audit fees in connection with the Form 8-K/A filed on March 21, 2012 and the ASC 805 valuation amounted to $18,285.

The following table represents the final purchase price allocation to the estimated fair value of the assets and liabilities assumed:

As of January 4, 2012	Amount

Trademarks and Tradenames	$121,157

Patents	180,183

Internally Developed Software	363,472

Other Net Assets	(758)

664,054

Negative Goodwill on acquisition	(66,394)

Purchase Price	$597,660

Principles of Consolidation

Assuming the acquisition discussed above had occurred on January 1, 2011, for the six months ended June 30, 2011, pro forma revenues, net loss and net loss per share for the Company would have been $326,324, $(2,807,662) and $(0.01), respectively.

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.

Deferred Consideration

As stated above, £100,000 of the cash consideration is deferred until January 4, 2013. This is recorded in Other Current Liabilities and at June 30, 2012 amounted to $156,150.

Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Accounting Policies

5. ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Vycor Medical, Inc., and its wholly-owned subsidiaries, NovaVision, Inc. (a Delaware corporation), NovaVision AG (a German corporation) and Sight Science Limited (a UK corporation), both wholly owned subsidiaries of NovaVision, Inc. The Company is headquartered in Boca Raton, FL. The operations of Sight Science have been consolidated since January 4, 2012 the date of the completion of he acquisition of all the shares of Sight Science. All material inter-company accounts, transactions, and profits have been eliminated in consolidation.

Research and Development

The Company expenses all research and development costs as incurred. For the six months ended June 30, 2012 and 2011 the amounts charged to research and development expenses were $70,547 and $61,336, respectively.

Software Development Costs

The authoritative accounting guidance requires software development costs to be capitalized upon completion of the preliminary project stage. Accordingly, direct internal and external costs associated with the development of the features and functionality of the Company’s software, incurred during the application development stage, are capitalized and amortized using the straight-line method of the estimated life of five years. The Company acquired internally developed software valued at $540,000 as part of the acquisition of the assets of NovaVision, Inc. on November 30, 2010 and $363,472 as part of the acquisition of the assets of Sight Science Limited on January 4, 2012. For the six months ended June 30, 2012 and 2011 there was no capitalization of software development costs.

Uses of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimated. To the extent management’s estimates prove to be incorrect, financial results for future periods may be adversely affected. Significant estimates and assumptions contained in the accompanying consolidated financial statements include management’s estimate of the allowance for uncollectible accounts receivable, amortization of intangible assets, and the fair values of options and warrants included in the determination of debt discounts and share based compensation.

Fair Values of Assets and Liabilities

We value financial instruments using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets or liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

There are three general valuation techniques that may be used to measure fair value, as described below:

a) Market approach – Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources;

b) Cost approach – Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost); and

c) Income approach – Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Financial assets and liabilities are valued using either level 1 inputs based on unadjusted quoted market prices within active markets or using level 2 inputs based primarily on quoted prices for similar assets or liabilities in active or inactive markets. For certain long-term debt, fair value is based on present value techniques using inputs principally derived or corroborated from market data. Using level 3 inputs uses management’s assessment about the assumptions market participants would utilize in pricing the asset or liability. In the Company’s case this entailed assumptions used in pricing models for attached warrant calculations. Valuation techniques utilized to determine fair value are consistently applied.

The Company has no items that are subject to these standards as of June 30, 2012.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed giving effect to all dilutive potential common shares that were outstanding during the period. Dilutive potential common shares consist of incremental shares issuable upon exercise of stock options and warrants and conversion of preferred stock and convertible debt. Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. No dilution adjustment has been made to the weighted average outstanding common shares in the periods presented because the assumed exercise of outstanding options and warrants and the conversion of preferred stock and debt would be anti-dilutive.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share:

	June 30, 2012	June 30, 2011

Stock options outstanding	833,333	833,333

Warrants to purchase common stock	262,096,921	243,142,310

Debentures convertible into common stock	55,308,960	35,308,960

Preferred shares convertible into common stock	99,555,549	—

Total	417,794,763	279,284,603

Recent Accounting Pronouncements

From time to time new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company’s accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

3. ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of Vycor Medical, Inc., and its subsidiaries, NovaVision, Inc. (a U.S. corporation incorporated in Delaware) and NovaVision AG (German corporation), a wholly owned subsidiary of NovaVision, Inc. (individually and collectively referred to herein as the Company), which is headquartered in Boca Raton, FL. The operations of NovaVision, Inc have been consolidated from November 30, 2010, the date of the acquisition of substantially all the assets of the former NovaVision, Inc. All material inter-company accounts, transactions, and profits have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current presentation.

Research and Development

The Company expenses all research and development costs as incurred. For the years ended December 31, 2011 and 2010, the amounts charged to research and development expenses were $115,665 and $15,208, respectively.

Software Development Costs For Internal Use

The authoritative guidance requires software development costs to be capitalized upon completion of the preliminary project stage. Accordingly, direct internal and external costs associated with the development of the features and functionality of the Company’s software for internal use, incurred during the application development stage, are capitalized and amortized using the straight-line method of the estimated life of three years. The Company acquired internally developed software valued at $540,000 as part of the acquisition of the assets of NovaVision, Inc. For the years ended December 31, 2011 and 2010 there was no capitalization of software development costs.

Concentration of Credit Risk

The Company maintains cash balances at various financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Cash balances may at times exceed the FDIC insured limits. Cash also includes a US investment account in a money market backed by government securities up to 105% of the account balance. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Property and equipment

The Company records property and equipment at cost and calculates depreciation using the straight-line method over the estimated useful life of the assets, which is estimated to be between three and ten years. Maintenance, repairs and minor renewals are charged to expense when incurred. Replacements and major renewals are capitalized.

Patents and Other Intangible Assets

The Company capitalizes legal and related costs associated with the establishment and enhancement of patents for its products once patents have been applied for. Costs associated with the development of the patented item or processes are charged to research and development costs as incurred. The capitalized costs are amortized over the life of the patent.

The Company reviews intangible assets on an annual basis using a present value, cash flow method based upon the authoritative guidance. Trademarks have an indefinite life and are reviewed annually by management for impairment in accordance with the authoritative guidance

Income taxes

The Company accounts for income taxes in accordance with the current authoritative guidance. Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are established, when it is more likely than not that such benefit will not be realized.

Uses of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimated. To the extent management’s estimates prove to be incorrect, financial results for future periods may be adversely affected. Significant estimates and assumptions contained in the accompanying consolidated financial statements include management’s estimate of the allowance for uncollectible accounts receivable, amortization of intangible assets, and the fair values of options and warrant included in the determination of debt discounts and share based compensation.

Revenue Recognition

Vycor Medical generates revenue from the sale of its surgical access system to hospitals and other medical professionals. Vycor Medical records revenue when a completed contract for the sale exists, the product is invoiced and shipped to the customer. Vycor Medical does provide for product returns or warranty costs.

NovaVision generates revenues from various programs, therapy services and other sources such as government grants. Therapy services revenues represent fees from NovaVision’s vision restoration therapy software, diagnostic software, medical devices, clinic set up and training fees, and the professional and support services associated with the therapy. NovaVision recognizes revenue for providing the vision restoration therapy as the Company’s work effort is expended. NovaVision provides vision restoration therapy directly to patients. The typical vision restoration therapy consists of six modules, performed on average over 6 months in the U.S. and 10 months in Germany. A patient contract comprises set-up fees and monthly therapy fees. Set-up fees are recognized at the outset of the contract and therapy revenue is recognized ratably over the therapy period. Patient therapy is restricted to being completed by a patient within a specified time frame.

Research grants and other subsidies represent revenue from certain German government agencies to cover certain patients within an insurance group and also to reimburse NovaVision AG for certain payroll and other costs. The Company recognizes grant revenue when services or costs have been incurred which would entitle the Company to use the German government funds, and the grant requirements have been satisfied.

Deferred revenue results from patients paying for the therapy in advance of receiving the therapy.

Accounts Receivable

The Company’s accounts receivable are due from the hospitals and distributors in the case of Vycor Medical, and from patients directly therapy or physicians for diagnostic products in the case of NovaVision. Accounts receivable are due once products have been delivered or at the time the therapy is initiated; however, for NovaVision therapy patients sometimes credit is extended through various payment plans based on individual financial conditions, generally not to exceed the therapy period. The outstanding balances are stated net of an allowance for doubtful accounts. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, and the customer’s ability to pay its obligations. The Company writes off accounts receivable when they become uncollectible.

Inventory

Inventories are comprised of Vycor Medical VBAS devices, components ancillary to NovaVision’s medical device provided to patients and centers and diagnostic products, and are stated at the lower of cost or market, determined under the first-in, first-out method. The inventory is charged to cost of revenue at the time that a device is shipped to a customer or patient.

Foreign Currency

The Euro is the local currency of the country in which NovaVision AG conducts its operations and is considered the functional currency of this entity. All balance sheet amounts are translated to U.S. dollars using the U.S. exchange rate at the balance sheet date except for the equity section which is translated at historical rates. Operating statement amounts are translated using an average exchange rate for the period of operations. Foreign currency translation effects are accumulated as part of the accumulated other comprehensive income (loss) and included in shareholders’ (deficit) in the accompanying Consolidated Balance Sheet.

Educational marketing and advertising expenses

The Company may incur costs for the education of customers on the uses and benefits of its products. The Company will include education, marketing and advertising expense as a component of selling, general and administrative costs as such costs are incurred.

Website Costs

The Company capitalizes the costs associated with the acquisition of hardware and development tools as well as the creation of database tools in connection with the Company’s website pursuant to authoritative guidance. Other costs including the development of functionality and identification of software tools are expensed as incurred.

Stock-Based Compensation

The Company accounts for stock based compensation awards to employees using a fair-value-based method, for costs related to all share-based payments including stock options. These standards require companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model.

Fair Values of Assets and Liabilities

We value financial instruments using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets or liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

There are three general valuation techniques that may be used to measure fair value, as described below:

a) Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources;

b) Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost); and

c) Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Financial assets and liabilities are valued using either level 1 inputs based on unadjusted quoted market prices within active markets or using level 2 inputs based primarily on quoted prices for similar assets or liabilities in active or inactive markets. For certain long-term debt, fair value is based on present value techniques using inputs principally derived or corroborated from market data. Using level 3 inputs uses management’s assessment about the assumptions market participants would utilize in pricing the asset or liability. In the Company’s case this entailed assumptions used in pricing models for attached warrant calculations. Valuation techniques utilized to determine fair value are consistently applied.

The Company has no items that are subject to these standards as of December 31, 2011.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is based on the weighted-average common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. The Company’s potential dilutive shares, which include outstanding common stock options, convertible notes payable and warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	December 31, 2011	December 31, 2010
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	90,191,077
Debentures convertible into common stock	55,308,960	47,414,223
Preferred shares convertible into common stock	139,555,546	—
Total	457,794,760	138,438,633

Recent Accounting Pronouncements

From time to time new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company’s accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
Notes Payable

6. NOTES PAYABLE

As of June 30, 2012 and December 31, 2011 Notes Payable consists of:

	June 30, 2012	December 31, 2011

On December 29, 2009 and February 3, 2010, the Company issued convertible debentures in the amount of $371,362 and $70,000, respectively, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0125 per share, subject to adjustment and does not require bifurcation. These debentures were originally due August 31, 2010. On May 14, 2010, the due date for satisfaction was extended to March 30, 2011, on March 28, 2011 the due date was further extended to August 31, 2011 and on June 6, 2011 the due date was further extended to December 31, 2012.	441,362	441,362

On September 30, 2010 and October 14, 2010, the Company issued convertible debentures payable to Fountainhead in the amount of $85,000 and $90,000, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0175 per share, subject to adjustment and does not require bifurcation. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.	175,000	175,000

On October 26, 2010 and November 15, 2010, the Company issued debentures payable to Fountainhead in the amount of $77,500 and $322,500, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.	400,000	400,000

On November 15, 2010, the Company issued a convertible debenture in the amount of $350,000 payable to Peter Zachariou, a Director of the Company. This debenture accrues interest rate of 6% per annum, is due on December 31, 2012, is secured by a first priority security interest in all of the assets of the Company, and is senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $0.019 per share, subject to adjustment and does not require bifurcation. On December 20, 2010, the Company repaid $50,000 of this debenture and removed the convertible rights. On June 6, 2011 the due date for satisfaction was extended to December 31, 2012.	300,000	300,000

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $0.03 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company at the conversion price of $0.03 per share, subject to adjustment and does not require bifurcation. On October 25, 2011 the due date for this note was further extended to December 10, 2011,on March 27, 2011 the due date was further extended to June 30, 2012 and in July 2012 the due date was further extended to September 30, 2012	300,000	300,000

Unsecured, non-interest bearing loan from the chief executive of NovaVision AG, advanced a total of €8,250 to NovaVision AG, repayable in monthly installments. As of June 30, 2012 the loan had been repaid in full and December 31, 2011 the remaining balance was €8,250.	—	10,660

Insurance policy finance agreements	8,813	9,103

Total Notes Payable:	$1,625,175	$1,636,125

The following is a schedule of future minimum loan payments:

Twelve months ending December 31,	Amount

2012	1,625,175
Total	$1,625,175

As of June 30, 2012, $1,316,362 of Company’s notes payable are secured by a first security interest in all of the assets of the Company. The company assesses the value of the beneficial conversion feature of its convertible debt by determining the intrinsic value of such conversion, under ASC 470, at the time of issuance. At the time of issuance of each of the convertible debt instruments set out above, the fair value of the stock was either the same or less than the conversion price, and so there was no value attributable to any beneficial conversion feature.

4. NOTES PAYABLE

As of December 31, 2011 and December 31, 2010, Notes Payable consists of:

	December 31, 2011	December 31, 2010

On December 29, 2009 and February 3, 2010, the Company issued convertible debentures in the amount of $371,362 and $70,000, respectively, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0125 per share, subject to adjustment and does not require bifurcation. These debentures were originally due August 31, 2010. On May 14, 2010, the due date for satisfaction was extended to March 30, 2011, on March 28, 2011 the due date was further extended to August 31, 2011 and on June 6, 2011 the due date was further extended to December 31, 2012.	441,362	441,362

	December 31, 2011	December 31, 2010
On September 30, 2010 and October 14, 2010, the Company issued convertible debentures payable to Fountainhead in the amount of $85,000 and $90,000, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0175 per share, subject to adjustment and does not require bifurcation. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.	175,000	175,000

On October 26, 2010 and November 15, 2010, the Company issued debentures payable to Fountainhead in the amount of $77,500 and $322,500, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.	400,000	400,000

On November 15, 2010, the Company issued a convertible debenture in the amount of $350,000 payable to Peter Zachariou, a Director of the Company. This debenture accrues interest rate of 6% per annum, is due on December 31, 2012, is secured by a first priority security interest in all of the assets of the Company, and is senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $0.019 per share, subject to adjustment and does not require bifurcation. On December 20, 2010, the Company repaid $50,000 of this debenture and removed the convertible rights. On June 6, 2011 the due date for satisfaction was extended to December 31, 2012.	300,000	300,000

On December 3, 2010, the Company issued a debenture in the amount of $40,000 payable to Berardino Investment Group. This debenture accrued interest at a rate of 6% per annum, was due June 30, 2011, was secured by a first priority security interest in all of the assets of the Company, and was senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder was entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $0.019 per share, subject to adjustment and did not require bifurcation. On June 30, 2011, the entire principal and unpaid interest on this debenture was converted into 2,167,902 shares of the Company’s Common Stock at the conversion price of $0.019 per share.	—	40,000

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $0.03 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company at the conversion price of $0.03 per share, subject to adjustment and does not require bifurcation. On October 25, 2011 the due date for this note was further extended to December 10, 2011 and on March 27, 2011 the due date was further extended to June 30, 2012	300,000	—

Unsecured, non-interest bearing loan from the chief executive of NovaVision AG, advanced a total of to NovaVision AG, which is being repaid in monthly installments. As of December 31, 2011 and 2010 the remaining balance was €8,250 and €33,000, respectively.	10,660	44,019

Insurance policy finance agreements	9,103	15,281
Total Notes Payable:	$1,636,125	$1,415,662

The following is a schedule of future minimum loan payments:

Twelve months ending December 31,	Amount
2012	$1,636,125
Total	$1,636,125

As of December 31, 2011, $1,316,362 of Company’s notes payable are secured by a first security interest in all of the assets of the Company. The company assesses the value of the beneficial conversion feature of its convertible debt by determining the intrinsic value of such conversion, under ASC 470, at the time of issuance. At the time of issuance of each of the convertible debt instruments set out above, the fair value of the stock was either the same or less than the conversion price, and so there was no value attributable to any beneficial conversion feature.

Segment Reporting Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Geographical Information

7. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Sight Science is consolidated as part of NovaVision from January 4, 2012, the date of the completion of the acquisition. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
Vycor Medical	$138,239	$82,239	$460,020	$182,081
NovaVision	127,147	60,092	237,967	105,372
Total Revenue	$265,386	$142,331	$697,987	$287,453
Gross Profit:
Vycor Medical	$118,206	$60,890	$378,795	$153,615
NovaVision	106,932	46,249	199,523	76,273
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
Vycor Medical	$1,023,111	$2,068,084
NovaVision	1,702,135	1,503,556
Total Assets	$2,725,246	$3,571,640

(b) Geographic information

The Company operates in two geographic segments, the United States and Europe. Sight Science is consolidated as part of Europe from January 4, 2012, the date of the completion of the acquisition. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
United States	$205,602	$105,193	$567,850	$209,202
Europe	59,784	37,138	130,137	78,251
Total Revenue	$265,386	$142,331	$697,987	$287,453

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Gross Profit:
United States	$172,994	$79,766	$463,764	$173,658
Europe	52,144	27,373	114,554	56,230
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
United States	$2,636,109	$3,470,993
Europe	89,137	100,647
Total Assets	$2,725,246	$3,571,640

5. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2011	2010 (restated)
Revenue:
Vycor Medical	$548,463	$307,582
NovaVision	422,904	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
Vycor Medical	439,422	259,975
NovaVision	355,687	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:
Vycor Medical	2,068,084	1,085,680
NovaVision	1,503,556	1,068,014
Total Assets	$3,571,640	$2,153,694

(b) Geographic information. The Company operates in two geographic segments, the United States and Germany. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2011	2010 (restated)

Revenue:
United States	$740,967	$307,582
Germany	230,400	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
United States	607,702	259,975
Germany	187,407	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:

	December 31,
	2011	2010 (restated)
United States	3,470,993	2,084,029
Germany	100,647	69,665
Total Assets	$3,571,640	$2,153,694

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

8. PROPERTY AND EQUIPMENT

As of June 30, 2012 and December 31, 2011, Property and Equipment and the estimated lives used in the computation of depreciation are as follows:

	Estimated Useful Lives	June 30, 2012	December 31, 2011

Machinery and equipment	3 years	$118,422	$106,368
Leasehold Improvements	5 years	3,459	—
Purchased Software	3 years	17,833	15,607
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	22,554	21,130
Therapy Devices	3 years	67,149	59,065
Internally Developed Software	5 years	922,261	559,304
		1,385,908	995,704

Less: Accumulated depreciation and amortization		(444,593)	(324,413)

Property and Equipment, net		$941,315	$671,291

Depreciation expense for the six month periods ended June 30, 2012 and 2011 was $123,320 and $71,989 respectively, including $10,700 and $7,871 respectively for Therapy Devices which is allocated to Cost of Sales.

6. PROPERTY AND EQUIPMENT

As of December 31, 2011 and 2010, Property and Equipment and the estimated lives used in the computation of depreciation is as follows:

	2011	2010

Machinery and equipment	$106,368	$93,764
Purchased Software	15,607	10,000
Molds and Tooling	234,230	230,830
Furniture and fixtures	21,130	18,288
Therapy Devices	59,065	44,412
Internally Developed Software	559,304	540,000
	995,704	937,294

Less: Accumulated depreciation and amortization	(324,413)	(164,106)

Property and Equipment, net	$671,291	$773,188

Estimated useful lives of property and equipment are as follows:

Therapy devices	3 years
Computer equipment and software	3 years
Furniture and fixtures	7 years
Machinery and office equipment	5 years
Internally Developed Software	5 years

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
Intangible Assets

9. INTANGIBLE ASSETS

As of June 30, 2012 and December 31, 2011, Intangible Assets consists of:

	June 30, 2012	December 31, 2011

Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$688,407	$492,147
Accumulated Amortization	(152,440)	(112,568)
	$535,967	$379,579

Intangible assets not subject to amortization
Trademarks	$251,157	$130,000

Amortization expense for the six month periods ended June 30, 2012 and 2011 was $51,546 and $29,685, respectively.

7. INTANGIBLE ASSETS

As of December 31, 2011 and 2010, Intangible Assets consists of:

	December 31,
	2011	2010
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$492,147	$381,740
Accumulated Amortization	(112,568)	(48,668)
	$379,579	$333,072

Intangible assets not subject to amortization
Trademarks	130,000	130,000

Intangible asset amortization expense for the periods ended December 31, 2011 and 2010 was $66,735 and $21,539, respectively.

Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity

10. EQUITY

Certain Equity Transactions

On January 4, 2012, an aggregate of 14,350,000 restricted shares of the Company were issued to Prof. Sahraie and the University of Aberdeen, relating to the acquisition of all of the shares of Sight Science, Ltd. (“Sight Science”) by NovaVision.

During January to June 2012, or effective June 30, 2012, the Company issued 444,444 shares of Common Stock (valued at $10,000) to each of Steven Girgenti and Dr Oscar Bronsther in consideration for services provided to the Board of Directors, 277,780 shares of Common Stock (valued at $6,250) to each of Alvaro Pasual-Leone, Jason Barton and Jose Romano, and 138,890 shares of Common Stock (valued at $3,125) to Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

In April 2012 the Company issued 1,333,333 shares of Common Stock (valued at $30,000) to Brunella Jacs, LLC in respect of consultancy services provided the Company.

In June 2012, following the exercise of the Company’s option to repurchase shares of Common Stock from Greenbridge Capital Partners, IV, LLC, a total of 10,333,333 shares were repurchased into Treasury Stock at $1,033.

During January to June 2012, the Company issued a total of 39,999,996 shares of Common Stock in respect of conversion of Series C Preferred Stock.

During May to June 2012, the Company issued a total of $5,333,333 shares of Common Stock at $0.0225 for a total consideration of $120,000 to three investor.

8. EQUITY

Certain Equity Transactions

In January and February 2011, the Company issued an aggregate of 7,578,947 shares of common stock to three investors at a price of $0.019 per share for aggregate gross proceeds of $144,000.

In February 2011, the Company issued 250,000 shares of its common stock (valued at $5,000) to Steven Girgenti in consideration for services provided to the Board of Directors. In May 2011, the Company issued an additional 222,222 shares of its common stock (valued at $5,000) to Mr. Girgenti.

On March 2, 2011, the Company issued warrants to seven parties to purchase 14,710,530 shares of the Company’s common stock at a price of $0.03 per share. The warrants are exercisable over a period of three years from the date of issuance.

On March 25, 2011, in connection with the issuance by the Company of a term note for $300,000 to EuroAmerican Investment Corp, the Company issued warrants to purchase 400,000 shares of Company common stock at an exercise price of $0.03 per share for a period of three years from the date of issuance. The estimated fair value of this warrant was recorded as a debt discount at issuance and was amortized over the three-month term of the loan as interest expense.

In April 2011, the Company issued 24,444,442 shares of common stock together with Warrants to purchase 12,222,221 shares of common stock at an exercise price of $0.03 per share for a period of three years for aggregate gross proceeds of $550,000.

In April 2011, in connection with a consultancy agreement, the Company issued 18,000,000 shares of common stock (valued at $360,000) to Jerrald Ginder. On June 25, 2011, pursuant to an amendment to this consultancy agreement, the Company issued an additional 2,666,667 shares of common stock to Mr. Ginder in lieu of aggregate monthly cash payments due under the agreement totaling $60,000.

In May 2011, the Company issued 8,666,666 shares of common stock together with Warrants to purchase 4,333,334 shares of Company common stock at an exercise price of $0.03 per share for a period of three years for aggregate gross proceeds of $195,000.

On June 7, 2011, the Company completed the sale of 31.4 Units comprising Series C Convertible Preferred Shares and Warrants (the “Units”) to accredited investors (the “Investors”) (the “Preferred Offering”) for aggregate proceeds of $1,570,000. The Units were issued pursuant to separate Series C Convertible Preferred Stock Purchase Agreements (the “Agreements”) between the Company and each of the Investors. This sale was an initial closing (the “Initial Closing”) under the Agreements which allows for maximum proceeds of $3,000,000. Each Unit was priced at $50,000 and comprised one share of Series C Preferred Convertible Stock convertible (at the Holder’s option or mandatorily upon the occurrence of certain events) into 2,222,222 shares of the Company’s Common Stock ($0.0225 per share) and a Warrant to purchase 1,111,111 shares of the Company’s Common Stock at $0.03 per share (subject to adjustments) for a period of three years (the “Warrant” or “Warrants”). A total of 31.4 shares of Series C Convertible Preferred Stock convertible into 69,777,773 shares of the Company’s Common Stock and Warrants to purchase 34,888,890 shares of the Company’s Common Stock were issued. On June 28, 2011, the Company completed a second closing of the Preferred Offering (the “Second Closing”) with the sale of an additional 15.40 Units to Investors for aggregate proceeds of $770,000. An additional 15.40 shares of Series C Convertible Preferred Stock convertible into 34,222,220 shares of the common stock and Warrants to purchase 17,111,111 shares of the Company’s common stock were issued in connection with the Second Closing. The Company entered into a Registration Rights Agreement with the Investors with respect to the Warrants. In December 2011, by mutual consent for technical reasons, the sale of 1 unit of Series C Convertible Preferred Stock convertible into 2,222,222 shares of the Company’s Common Stock was rescinded; the Company returned the $50,000 invested and the investor returned the preferred share and the warrants to purchase 1,111,111 shares of the Company’s Common Stock

On June 3, 2011, in connection with a consultancy agreement, the Company issued 15,500,000 shares of common stock (valued at $348,750) to GreenBridge Capital Partners IV, LLC. 10,333,333 of these shares remain held in escrow and are subject to clawback options, at the Company’s sole descretion, exerciseable in equal tranches by April 15 and 30, 2012.

On June 6, 2011, in connection with a consultancy agreement, the Company issued 1,000,000 shares of common stock (valued at $22,500) to Burnham Hill Advisors, LLC.

Burnham Hill Partners LLC (“BHP”) served as placement agent in connection with the sale of 24.8 Units in the Preferred Offering. Pursuant to a placement agent agreement with BHP, the Company paid BHP a cash placement fee equal to seven percent (7%) of the gross proceeds received by the Company from Units placed by BHP. Also pursuant to the placement agent agreement, the Company issued BHP Warrants (the “Placement Agent Warrants”) to purchase a number of shares equal to seven percent (7%) of the number of shares of common stock issuable upon conversion of the 24.8 Units placed by BHP (3,857,778 shares) in the Preferred Offering. The Placement Agent Warrants are exercisable for three years from the date of issuance at an exercise price of $0.0225 per share. In connection with the investor rescinding in December 2011 referred to above, the number of warrants was reduced to 3,702,223.

On June 30, 2011, the entire principal and unpaid interest on a Debenture dated December 3, 2010 payable to Berardino Investment Group in the original principal amount of $40,000 was converted into 2,167,902 shares of common stock at a conversion price of $0.019 per share.

Under the terms of a Consulting Agreement dated February 10, 2010 with Fountainhead, the Company was required to issue to Fountainhead fully vested warrants to purchase 39,063,670 shares of the Company’s common stock should certain conditions be met during the term of the Consulting Agreement. These warrants are exercisable at $0.0125 per share for a period of five years from February 2010. These warrants became issuable upon completion of the Preferred Offering and were issued in June 2011.

In July 2011 the Company issued Warrants to purchase 2,300,000 shares of Company common stock at an exercise price of $0.03 per share for a period of three years to Millenium Capital Corporation in respect of consulting and advisory services.

On August 4, 2011, the Company completed a final closing of the Preferred Offering (the “Final Closing”) with the sale of an additional 13.2 Units to Investors for aggregate proceeds of $660,000. An additional 13.2 shares of Series C Convertible Preferred Stock convertible into 29,333,330 shares of the Company’s Common Stock and Warrants to purchase 14,666,665 shares of the Company’s Common Stock were issued in connection with the Final Closing. An aggregate of 60 Units were sold to Investors in the First Closing, Second Closing and Final Closing of the Preferred Offering for total proceeds of $3,000,000. A total of 60 shares of Series C Convertible Preferred Stock, convertible into an aggregate of 133,333,324 shares of Common Stock, and Warrants to purchase 66,666,666 shares of the Company’s Common Stock.

In August 2011 the Company issued 154,600 shares of Common Stock (valued at $5,000) to Steven Girgenti, 78,300 shares of Common Stock to Alvaro Pascale-Leone (valued at $3,125) and 428,571 shares of Common Stock (valued at $10,000) to McCombie Group, LLC in respect of consulting agreements.

On August 26, 2011, the Company completed a new sale of 3.8 Units comprising Series C Convertible Preferred Shares and Warrants (the “Units”) to an accredited investor (the “Investor”) (the “ New Preferred Offering”) for aggregate proceeds of $190,000. Each Unit was priced at $50,000 and comprised one share of Series C Preferred Convertible Stock convertible (at the Holder’s option or mandatorily upon the occurrence of certain events) into 2,222,222 shares of the Company’s Common Stock ($0.0225 per share) and a Warrant to purchase 1,111,111 shares of the Company’s Common Stock at $0.03 per share (subject to adjustments) for a period of three years (the “Warrant” or “Warrants”).

In September 2011 the Company entered into a Consulting Agreement with Dr Oscar Bronsther with regard to certain potential clinical studies utilizing Vycor’s VBAS product. Under the terms of the agreement, Dr Bronsther received warrants to purchase up to 400,000 of the Company’s Common Stock for a period of three years from September 30, 2011 at a price of $0.03 per share.

On September 30, 2011 the Company issued 510,000 shares of Company common stock to Joe Simone in respect of an amendment to a previously disclosed consulting agreement.

          In October 2011 the Company issued 166,667 shares of Common Stock (valued at $5,000) to Steven Girgenti and 104,167 shares of Common Stock to Alvaro Pascale-Leone (valued at $3,125) in respect of consulting agreements.

          Effective December 2011, the Company issued 222,222 shares of Common Stock (valued at $5,000) to Steven Girgenti and 96,620 shares of Common Stock (valued at $2,174) to Dr Oscar Bronsther in consideration for services provided to the Board of Directors; and 138,890 shares of Common Stock (valued at $3,125) to each of Alvaro Pasuale-Leone, Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

          In December 2011 the Company issued 402,965 shares of Common Stock to Fountainhead Capital Partners Limited in respect of the exercise of December 2006 warrants, and received $443.26 in cash.

          During the year ended December 31, 2011, the Company received $889,000 in net cash proceeds from the sale of Common Shares, $3,018,200 in net proceeds from the sale of Preferred Stock and $443 in net proceeds from the exercise of warrants, as detailed above.

Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share-Based Compensation

11. SHARE-BASED COMPENSATION

The Company recognizes the cost of all share-based payments under the relevant authoritative accounting guidance. Share-based payments include any remuneration paid by the Company in shares of the Company’s common stock or financial instruments that grant the recipient the right to acquire shares of the Company’s common stock. For share-based payments to employees, which consist only of awards made under the stock option plan described below, the Company accounts for the payments in accordance with the provisions of ASC Topic 718, “Stock Compensation” (formerly referred to as SFAS No. 123(R)). Share-based payments to consultants, service providers and other non-employees are accounted for under in accordance with ASC Topic 718, ASC Topic 505, “Equity Payments to Non-Employees” or other applicable authoritative guidance.

Stock Option Plan

The Company adopted the Vycor Medical, Inc Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company. The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code. Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date. The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date. The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date.

 The vesting period for employees is generally over three years. The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis. No employee stock options were granted for the six month periods ended June 30, 2012 and 2011.

Initial grants of options to purchase 500,000 shares were issued under the Plan on February 13, 2008 to each of Kenneth T. Coviello, the Company’s Chief Executive Officer and Heather N. Vinas, the Company’s President at an exercise price of $0.135 per share. The options vested 33-1/3% on each of the first, second, and third anniversary of the grant and expire February 12, 2018. Following Heather Vinas’ resignation as President of the Company in May 2010, 166,667 unvested options were cancelled. For the six months ended June 30, 2012 and 2011, the Company recognized share-based compensation of $0 and $29,796, respectively.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan. As of June 30, 2012 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

	Number of shares	Weighted average exercise price per share
STOCK WARRANTS:
Outstanding at December 31, 2010	116,604,776	$0.019
Granted	148,176,421	0.025
Exercised	(402,965)	0.001
Cancelled or expired	(2,281,311)	0.163

Outstanding at December 31, 2011	262,096,921	$0.021
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

Outstanding at June 30, 2012	262,096,921	$0.021

	Number of shares	Weighted average exercise price per share
STOCK OPTIONS:
Outstanding at December 31, 2010	833,333	$0.14
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

Outstanding at December 31, 2011	833,333	$0.14
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

Outstanding at June 30, 2012	833,333	$0.14

As of June 30, 2012, the weighted-average remaining contractual life of outstanding warrants and options is 2.43 and 5.6 years, respectively.

Non-Employee Stock Compensation

Under the terms of a consulting agreement dated February 2010, the Company issued fully vested warrants to Fountainhead to purchase up to 39,063,670 shares of the Company’s common stock at $0.0125 per share. The warrants are valid from February 10, 2010 for a period of five years. The fair value of these warrants was estimated using the Black-Scholes option pricing model and is being amortized over the two-year life of the consultancy agreement. For the six months ended June 30, 2012, $20,397 was recognized as share-based compensation in connection with this agreement.

During the six months ended June 30, 2012, the Company issued an aggregate of 444,444 shares of common stock, valued at $10,000, to each of Steven Girgenti and Oscar Bronsther for services rendered to the board of directors. For the six months ended June 30, 2012, a total of $20,000 was recognized as share-based compensation for the issuance of these shares.

During the six months ended June 30, 2012, the Company issued an aggregate of 277,780 shares of common stock, valued at $6,250, to each of Alvaro Pascual-Leone, Jason Barton and Jose Romano and 138,890 shares of Common Stock, valued at $3,125, to Josef Zihl for services rendered to the Scientific Advisory Board of NovaVision. For the six months ended June 30, 2012, an aggregate of $21,875 was recognized as share-based compensation for the issuance of these shares.

Under the terms of a one-year consultancy agreement with Mr. Jerrald Ginder dated March 2011, as amended June 2011, the company issued an aggregate of 20,666,667 restricted shares of common stock of the Company. The stock was valued by the Company at $420,000 and was amortized over the life of the agreement as share-based compensation expense. For six months ended June 30, 2012, aggregate compensation recognized in respect of the Consulting Agreement, as amended, was $109,570. The consultancy was fully expensed as of March 30, 2012.

In June 2011, the Company entered into a one-year Consulting Agreement with GreenBridge Capital Partners, IV, LLC, to provide consulting and advisory services to the Company. Under the terms of this agreement, GreenBridge was to receive up to 15,500,000 shares of the Company’s common stock. The stock was valued by the Company at $348,750 and was being amortized over the life of the agreement as share-based compensation expense, in accordance with the performance under that agreement. As further discussed in Note 14, in May 2012 the Company exercised its option to repurchase 10,333,333 shares. Accordingly, a total of $116,250 is to be recognised as expense under this agreement. As at December 31, 2011, $113,344 had been recognized and for the six months ended June 30, 2012, $2,906 was recognized as share-based compensation in connection with this agreement.

In April 2012 the Company entered into a consultancy agreement with Brunella Jacs, LLC for certain corporate and strategic advisory services. Under the terms of the agreement, Brunella Jacs was issued 1,333,333 shares of Common Stock, valued at $30,000. For six months ended June 30, 2012, aggregate compensation recognized in respect of this agreement was $30,000.

Aggregate stock-based compensation expense charged to operations on employee options and on stock and warrants granted to the above non-employees for the six months ended June 30, 2012 is $204,755. As of June 30, 2012, there was $0 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant. The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The following assumptions were used in calculations of the Black-Scholes option pricing model for options and warrants expensed in the three months ended June, 2012 and 2011:

	Six months ended June 30,
	2012	2011
Risk-free interest rates	2.39%	0.57-1.60%

Expected life	3 years	3 years

Expected dividends	0%	0%

Expected volatility	96%	96%

Vycor Common Stock fair value	$0.0125-$0.0225	$0.0125

9. SHARE-BASED COMPENSATION

The Company recognizes the cost of all share-based payments under the relevant authoritative accounting guidance. Share-based payments include any remuneration paid by the Company in shares of the Company’s common stock or financial instruments that grant the recipient the right to acquire shares of the Company’s common stock. For share-based payments to employees, which consist only of awards made under the stock option plan described below, the Company accounts for the payments in accordance with the provisions of ASC Topic 718, “Stock Compensation” (formerly referred to as SFAS No. 123(R)). Share-based payments to consultants, service providers and other non-employees are accounted for under in accordance with ASC Topic 718, ASC Topic 505, “Equity Payments to Non-Employees” or other applicable authoritative guidance.

Stock Option Plan

The Company adopted the Vycor Medical, Inc Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company. The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code. Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date. The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date. The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years. The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis. No employee stock options were granted for the six month periods ended June 30, 2011 and 2010.

Initial grants of options to purchase 500,000 shares were issued under the Plan on February 13, 2008 to each of Kenneth T. Coviello, the Company’s Chief Executive Officer and Heather N. Vinas, the Company’s President at an exercise price of $0.135 per share. The options vested 33-1/3% on each of the first, second, and third anniversary of the grant and expire February 12, 2018. Following Heather Vinas’ resignation as President of the Company in May 2010, 166,667 unvested options were cancelled. Accordingly, for the year ended December 31, 2011, the Company recognized share-based compensation only for the grant to Mr. Coviello, totaling $29,796.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan. As of September 30, 2011 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share

Outstanding at December 31, 2009	35,493,172	$0.030
Granted	90,191,077	0.015
Exercised
Cancelled or expired	(9,079,473)	0.015
Outstanding at December 31, 2010	116,604,776	$0.019
Granted	148,176,421	0.025
Exercised	(402,965)	0.001
Cancelled or expired	(2,281,311)	0.163
Outstanding at December 31, 2011	262,096,921	$0.021

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2009	1,000,000	$0.14
Granted
Exercised
Cancelled or expired	(166,667)	0.14
Outstanding at December 31, 2010	833,333	$0.14
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	833,333	$0.14

As of December 31, 2011, the weighted-average remaining contractual life of outstanding warrants and options is 2.93 and 7.88 years, respectively.

Non-Employee Stock Compensation

Under the terms of a consulting agreement dated February 2010, the Company issued fully vested warrants to Fountainhead to purchase up to 39,063,670 shares of the Company’s common stock at $0.0125 per share. The warrants are valid from February 10, 2010 for a period of five years. The fair value of these warrants was estimated using the Black-Scholes option pricing model and is being amortized over the two-year life of the consultancy agreement. For the year ended December 31, 2011, $179,095 was recognized as share-based compensation in connection with this agreement. Under the same agreement, the Company was also required to issue fully vested warrants to purchase an additional 39,063,670 shares of the Company’s common stock, at a price of $0.0125 per share should new funding totaling $3 million in aggregate in Common Stock of Vycor or in securities convertible into Common Stock of Vycor at a price of no less than $0.0125 per share of Common Stock be closed during the term of the Consulting Agreement. These warrants became issuable upon completion of the Preferred Offering and were issued in June 2011. The fair value of these warrants was estimated at $658,651 using the Black-Scholes model and, because the performance criteria of the warrants had been satisfied on the date of issuance the full value was expensed immediately.

During the year ended December 31, 2011, the Company issued an aggregate of 793,489 shares of common stock to Steven Girgenti for services rendered to the board of directors, valued at $20,000, which was recognized as share-based compensation for the year ended December 31, 2011.

Under the terms of a twelve-month sales and marketing consulting agreement dated March 2010, the Company issued 750,000 shares of its Common Stock to Joe Simone, valued at $9,375. As an amendment to this agreement in September 2011, 510,000 shares of Common Stock were issued, valued at $15,300. For the year ended December 31, 2011, $17,071 was recognized as share-based compensation in connection with this agreement.

Under the terms of an Extension of Funding Commitment agreement dated September 2010, the Company issued warrants to Fountainhead to purchase up to 50,627,407 shares of the Company’s common stock at $0.0175 per share. The warrants are valid from September 29, 2010 for a period of five years. The fair value of these warrants was estimated using the Black-Scholes model and is being amortized over the life of the agreement to August 30, 2011. For the year ended December 31, 2011, $336,114 was recognized as share-based compensation in connection with this agreement.

Under the terms of a one-year consulting agreement dated December 6, 2010, the Company issued warrants to Market Media Connect, LLC to purchase up to 500,000 shares of the Company’s common stock at $0.07 per share. The warrants are valid from December 1, 2010 for a period of three years. The fair value of these warrants was estimated using the Black-Scholes model and is being amortized over the life of the consulting agreement. For the year ended December 31, 2011, $3,063 was recognized as share-based compensation in connection with this agreement.

In March 2011 the Company entered into a one-year consultancy agreement with Mr Jerrald Ginder, effective April 1, 2011. Mr Ginder has extensive experience in sales and marketing and the development of medical device products, and has contacts which will be of use to the Company. Under the terms of the agreement, which the Company has the right to terminate with 30 days notice, Mr. Ginder was to receive $60,000 cash, payable monthly, and 18,000,000 restricted shares of common stock of the Company. The stock has been valued by the Company at $360,000 and is being amortized over the life of the agreement as share-based compensation expense. On June 22, 2011, the Company and Mr. Ginder entered into an Amendment to the Consulting Agreement. Pursuant to this amendment, the Company issued to Mr. Ginder an additional 2,666,667 shares of the Company’s common stock in lieu of the $60,000 cash due under the Consulting Agreement. The $60,000 value of the additional shares is also being amortized as share-based compensation over the life of the agreement. For the year ended December 31, 2011, aggregate compensation recognized in respect of the Consulting Agreement, as amended, was $310,430.

In June 2011, the Company entered into a one-year Consulting Agreement with GreenBridge Capital Partners, IV, LLC, to provide consulting and advisory services to the Company. Under the terms of this agreement, GreenBridge is to receive up to 15,500,000 shares of the Company’s common stock. 5,166,667 were received by Greenbridge during 2011 and the remainder is held in escrow subject to clawback, at the Company’s sole option, in two tranches on April 15 and 30, 2012. The stock has been valued by the Company at $348,750 and is being amortized over the life of the agreement as earned as share-based compensation expense. For the year ended December 31, 2011, $113,344 was recognized as share-based compensation in connection with this agreement.

In June 2011 the Company entered into a Consulting Agreement with Burnham Hill Advisors LLC (“BHA”) under which BHA shall provide, for a period of six months, financial and strategic advice to the Company. BHA received 1,000,000 restricted shares of the Company’s common stock. The stock has been valued by the Company at $22,500 and is being amortized over the life of the agreement as share-based compensation expense. For the year ended December 31, 2011, $22,250 was recognized as share-based compensation in connection with this agreement.

In July 2011 the Company issued Warrants to purchase 2,300,000 shares of Company common stock at an exercise price of $0.03 per share for a period of three years to Millenium Capital Corporation in respect of consulting and advisory services. The fair value of these warrants was estimated at $28,735 using the Black-Scholes model and, because because the performance criteria of the warrants had been satisfied on the date of issuance, the full value was recognized immediately.

In relation to his role as Chairman of the Scientific Advisory Board of NovaVision, the Company issued a total of 182,467 shares of the Company’s Common Stock to Alvaro Pascale-Leone, valued at $6,250, which was recognized as share-based compensation in the year ended December 31, 2011.

In July 2011 the Company entered into a Consulting Agreement with McCombie Group LLC with regard to certain business and strategic planning services. Under the terms of the agreement McCombie Group received 428,571 shares of Common Stock valued at $15,000, which was recognized as share-based compensation in the year ended December 31, 2011.

In September 2011 the Company entered into a Consulting Agreement with Dr Oscar Bronsther with regard to certain potential clinical studies utilizing Vycor’s VBAS product. Under the terms of the agreement, Dr Bronsther received warrants to purchase up to 400,000 of the Company’s Common Stock for a period of three years from September 30, 2011 at a price of $0.03 per share. The fair value of these warrants was estimated at $7,335 using the Black-Scholes model and, because the time period for the agreement is indeterminable, the full value was recognized immediately. Additionally, for services rendered to the board of directors, Dr Bronsther received 96,620 shares of Common Stock valued at $2,174, which was recognized as share-based compensation for the year ended December 31, 2011.

In relation to their roles as members of the Scientific Advisory Board of NovaVision, the Company issued a total of 138,890 shares of the Company’s Common Stock, valued at $3,125, to each of Jason Barton and Jose Romano, which was recognized as share-based compensation in the year ended December 31, 2011

Aggregate stock-based compensation expense charged to operations on employee options and on stock and warrants granted to the above non-employees for the year ended December 31, 2011 is $1,755,661. As of December 31, 2011, there was approximately $365,373 of total unrecognized compensation costs related to warrant and stock awards and non-vested options, which are expected to be recognized over a weighted average period of approximately 0.36 years.

Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant. The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The following assumptions were used in calculations of the Black-Scholes option pricing model in years ended December 31, 2011 and 2010:

	Year ended December 31,
	2011	2010
Risk-free interest rates	0.42-1.60%	1.91-2.39%

Expected life	3 years	3 years

Expected dividends	0%	0%

Expected volatility	96-99%	96%

Vycor Common Stock fair value	$0.02-$0.03	$0.0125-$0.0175

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

The Company has incurred net operating losses since inception. The Company has not reflected any tax benefit related to such net operating losses in the financial statements. Prior to August 15, 2007 the Company was a limited liability company and losses were passed through to the individual members, therefore the Company only has potential tax benefits from the date it became a ‘C’ corporation.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The authoritative guidance requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the level of historical taxable losses and projections of future taxable income (losses) over the periods in which the deferred tax assets can be realized, management currently believes that it is more likely than not that the Company will not realize the benefits of these deductible differences. Accordingly, management has determined that a 100% valuation allowance is appropriate at June 30, 2012 and December 31, 2011. The Company’s gross deferred tax assets and valuation allowance at June 30, 2012 and December 31, 2011are as follows:

	June 30, 2012	December 31, 2011
Gross deferred tax assets	2,400,000	2,100,000
Valuation allowance	(2,400,000)	(2,100,000)
Net deferred tax asset	—	—

As of June 30, 2012 and December 31, 2011, the Company has U.S. federal net operating loss carryforwards of approximately $7,050,000 and $6,000,000, respectively. The federal net operating loss carryforwards expire in the tax years 2027 through 2031.

Federal tax laws impose significant restrictions on the utilization of net operating loss carryforwards and research and development credits in the event of a change in ownership of the Company, as defined by the Internal Revenue Code Section 382. The Company’s net operating loss carryforwards and research and development credits may be subject to the above limitations.

At June 30, 2012 and December 31, 2011the Company has available for carryforward German net operating losses of approximately $500,000 and $420,000 respectively, to be applied against future German taxable income which may be subject to certain restrictions and limitations. Such carryforwards are subject to certain restrictions and limitations in the event of changes in the NovaVision AG’s ownership.

10. INCOME TAXES

The Company has incurred net operating losses since inception. The Company has not reflected any tax benefit related to such net operating losses in the financial statements. Prior to August 15, 2007 the Company was a limited liability company and losses were passed through to the individual members, therefore the Company only has potential tax benefits from the date it became a ‘C’ corporation.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The authoritative guidance requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the level of historical taxable losses and projections of future taxable income (losses) over the periods in which the deferred tax assets can be realized, management currently believes that it is more likely than not that the Company will not realize the benefits of these deductible differences. Accordingly, management has determined that a 100% valuation allowance is appropriate at December 31, 2011 and December 31, 2010. The Company’s gross deferred tax assets and valuation allowance at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011	December 31, 2010
Gross deferred tax assets	2,100,000	1,573,000
Valuation allowance	(2,100,000)	(1,573,000)
Net deferred tax asset	—	—

As of December 31, 2011 and December 31, 2010, the Company has U.S. federal net operating loss carryforwards of approximately $6,000,000 and $3,675,000, respectively. The federal net operating loss carryforwards expire in the tax years 2027 through 2031.

Federal tax laws impose significant restrictions on the utilization of net operating loss carryforwards and research and development credits in the event of a change in ownership of the Company, as defined by the Internal Revenue Code Section 382. The Company’s net operating loss carryforwards and research and development credits may be subject to the above limitations.

At December 31, 2011 and December 31, 2010 the Company has available for carryforward German net operating losses of approximately $420,000 and $125,000 respectively, to be applied against future German taxable income which may be subject to certain restrictions and limitations. Such carryforwards are subject to certain restrictions and limitations in the event of changes in the NovaVision AG’s ownership.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

Lease

The Company leases approximately 10,000 sq. ft located at 6401 Congress Ave., Suite 140, Boca Raton, FL 33487 from Catexor Limited Partnership for a gross rent of $14,260 plus sales tax per month. The term of the lease is 5 years and 6 months terminating July, 2017.

Kenneth Coviello retention bonus

Under the terms of the 2009 Recapitalization Agreement, certain accrued salaries totaling $70,643 were converted into a contingent retention bonus. Mr Coviello will receive 50% of this amount on his departure from the company on August 3, 2012, and the remainder after 60 days.

Contingent Vendor Settlement Provision

During the fourth quarter of 2011 the Company became aware of a matter with a distributor of NovaVision products in Germany relating to the distribution of products prior to the Company’s acquisition of NovaVision. The Company is in discussions with the vendor regarding the terms of a future commercial and settlement agreement, and provided an accrual during the year ended December 31, 2011 in the amount of €37,000, net ($48,810) representing the maximum settlement amount.

Potential German tax liability and connected professional fees

In June 2012 the Company’s German subsidiary received a preliminary assessment for Magdeburg City trade tax of approximately €75,000 (approximately $94,000). This assessment is for the 2010 fiscal year and relates to the Company’s acquisition of the assets of the former NovaVision, Inc. An initial assessment for corporate tax for the same period has been preliminarily reduced to zero. The Company has not accepted this trade tax assessment and is in discussion with the relevant tax authorities with a view to its reduction. To the extent that this assessment, a higher or a reduced amount, is ultimately confirmed by the tax authorities, the Company believes it has a very strong claim against certain professional advisors which would offset the liability in full. Accordingly, the Company has made no provision for this liability for the period ended June 30, 2012.

Related to the above tax situation, the Company has incurred advisory fees. The Company believes it also has a strong claim against certain professional advisors for a recovery of the full amount of the fees, however such recovery may be limited to a statutory minimum. Accordingly the Company has made a provision in the period ended June 30, 2012 for the excess over the statutory minimum, being €19,000 ($23,900).

11. COMMITMENTS AND CONTINGENCIES

Lease

The Company leases approximately 10,000 sq. ft located at 6401 Congress Ave., Suite 140, Boca Raton, FL 33487 from Catexor Limited Partnership for a gross rent of $14,260 plus sales tax per month. The term of the lease is 5 years and 6 months months terminating July, 2017.

Kenneth Coviello retention bonus

Under the terms of the 2009 Recapitalization Agreement, certain accrued salaries totaling $70,643 were converted into a contingent retention bonus payable either on the closing of a Company fundraising of more than $1.5 million or on the sale of the Company (or substantially all of its assets) at a value above $3 million. The Company and Mr. Coviello are in discussions with regard to this agreement and timing of payment, but the company has accrued for this in full during 2011.

Contingent Vendor Settlement Provision

During the fourth quarter of 2011 the Company became aware of a matter with a distributor of NovaVision products in Germany relating to the distribution of products prior to the Company’s acquisition of NovaVision. The Company is in discussions with the vendor regarding the terms of a future commercial and settlement agreement, and has provided an accrual in the amount of €37,000, net ($48,810) representing the maximum settlement amount.

Consulting and Other Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Consulting and Other Agreements [Abstract]
Consulting and Other Agreements

14. CONSULTING AND OTHER AGREEMENTS

The Company has entered into one new consulting agreement during the three months ended June 30, 2012.

Consulting Agreement with Brunella Jacs, LLC.

In April 2012, the Company entered into a consulting agreement with Brunella Jacs for certain corporate and strategic advisory services. Under the terms of the agreement, Brunella Jacs was issued 1,333,333 shares of Common Stock, valued at $30,000, which has been fully expensed in the three months ended June 30, 2012. There is no other consideration payable under this agreement.

The following agreements remained in force during the three months ended June 30, 2012:

Consulting Agreement with Fountainhead Capital Management Limited (“Fountainhead”)

In February 2010 the Company entered into a Consulting Agreement with Fountainhead, which was the subject of a Supplement Agreement in May, 2011 to recognize Fountainhead’s expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Agreement and Supplement, the Company will pay to Fountainhead a monthly retainer of $37,500 ($8,500 under the Original Agreement and $29,000 under the Supplement). This monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $0.125 per share for the Original Agreement and $0.0225 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead has the option to receive up to $5,000 of monthly retainer in cash each month, commencing April 1, 2011. The term of the Consulting Agreement is to May 5, 2013.

Consulting Agreement with GreenBridge Capital Partners, IV, LLC

On June 3, 2011, the Company entered into a Consulting Agreement (“Consulting Agreement”) with GreenBridge Capital Partners, IV, LLC, a Delaware limited liability company (“GreenBridge”), to provide consulting and advisory services to the Company. Under the terms of this agreement GreenBridge was to receive up to 15,500,000 shares of the Company’s Common Stock. Said shares were subject to a Company repurchase option, which could be exercised within specified time periods at the Company’s sole discretion.

As of June 30, 2012, the Company had exercised its option to repurchase 10,333,333 of the 15,500,000 shares for a total purchase price of $1,033.33. The Company also believes that it is entitled to the return of the remaining 5,166,667 shares because it contends that GreenBridge breached the Consulting Agreement and failed to deliver the services it was obligated to perform pursuant to the terms of the Consulting Agreement. The Company has filed an action relative to this matter with the American Arbitration Association alleging causes of action based upon breach of contract and fraud. This action is still in its early stages and GreenBridge has yet to file its response. As a result, the Company cannot project whether it will achieve a successful result in this action.

Agreement with Partizipant, LLC

On July 31, 2011, the Company entered into an Agreement (the “Agreement”) with Partizipant, LLC, a Delaware limited liability company (“Partizipant”), to provide a broad range of investor relations and public relations services. Pursuant to the Agreement, the Company agreed to pay Partizipant a one-time payment of $300,000.

The Company believes that Partizipant has not adequately performed its services under the Agreement and that it is entitled to the return of a substantial portion of the amounts paid under the terms of the Agreement. The Company has filed an action relative to this matter with the American Arbitration Association alleging causes of action based upon breach of contract and fraud. This action is still in its early stages and Partizipant yet to file its response. As a result, the Company cannot project whether it will achieve a successful result in this action.

12. CONSULTING AND OTHER AGREEMENTS

The Company has entered into the following consulting and other agreements during the year ended December 31, 2011:

Consulting Agreement with Jerrald Ginder

In March 2011 the Company entered into a one-year consultancy agreement with Mr. Jerrald Ginder, a sales executive of Stryker Corporation, effective April 1, 2011. Mr. Ginder has extensive experience in sales and marketing and the development of medical device products, and has contacts which will be of use to the Company. Under the terms of the agreement, which the Company has the right to terminate with 30 days notice, Mr. Ginder was to receive $60,000 cash, payable monthly, and 18,000,000 restricted shares of common stock of the Company. The stock has been valued by the Company at $360,000 and is being amortized over the life of the agreement as share-based compensation expense. On June 22, 2011, the Company and Mr. Ginder entered into an Amendment to the Consulting Agreement. Pursuant to this amendment, the Company issued to Mr. Ginder an additional 2,666,667 shares of the Company’s common stock in lieu of the $60,000 cash due under the Consulting Agreement. The $60,000 value of the additional shares is also being amortized as share-based compensation over the life of the agreement. For the six months ended June 30, 2011, aggregate compensation recognized in respect of the Consulting Agreement, as amended, was $91,720.

Supplement to Consulting Agreement with Fountainhead Capital Management Limited

On May 12, 2011, the Company entered into a Supplement to a prior Consulting Agreement with Fountainhead entered into on February 10, 2010 (amended September 29, 2010) to recognize Fountainhead’s expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Supplement, commencing January 1, 2011 the Company will pay to Fountainhead an additional monthly retainer of $29,000. This additional monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead shall have the option to receive up to $5,000 of the additional monthly retainer in cash each month, commencing April 1, 2011. In addition, the term of the Consulting Agreement was extended to May 5, 2013. Other than as supplemented, the Consulting Agreement remains in full force and effect according to its terms.

Consulting Agreement with GreenBridge Capital Partners, IV, LLC

On June 3, 2011, the Company entered into a Consulting Agreement (“Consulting Agreement”) with GreenBridge Capital Partners, IV, LLC, a Delaware limited liability company (“GreenBridge”), to provide consulting and advisory services to the Company. Under the terms of this agreement GreenBridge is to receive up to 15,500,000 shares of the Company’s Common Stock. Said shares are subject to a Company repurchase option, which may be exercised within specified time periods at the Company’s sole discretion.

On August 18, 2011, the Company agreed with GreenBridge to amend the Consulting Agreement to modify the dates for exercise of the Company’s repurchase option related to the shares delivered to Greenbridge pursuant to the terms of the Agreement. Specifically, the parties agreed that, of the 15,500,000 shares delivered to GreenBridge, the Company would have the option to repurchase 5,166,666 of the shares prior to November 30, 2011 and an additional 5,166,667 shares prior to February 28, 2012. The remaining 5,166,667 shares are not subject to a repurchase option. The shares which are the subject of the repurchase option are to be held in escrow by a third party. In all other respects, the original Consulting Agreement remains in full force and effect as written. The Consulting Agreement was subsequently amended on several occasions and as of the date hereof the option to repurchase 5,166,666 of the shares is exercisable by the Company prior to April 15, 2012 and an additional 5,166,667 shares prior to April 30, 2012.

Consulting Agreement with Burnham Hill Advisors LLC

The Company entered into a Consulting Agreement dated June 6, 2011 with Burnham Hill Advisors LLC (“BHA”) under which BHA shall provide, for a period of six months, financial and strategic advice to the Company. BHA shall receive fees of $10,000 per month and received 1,000,000 restricted shares of the Company’s Common Stock.

Agreement with Partizipant, LLC

On July 31, 2011, the Company entered into an Agreement (the “Agreement”) with Partizipant, LLC, a Delaware limited liability company (“Partizipant”), to provide a broad range of investor relations and public relations services as more particularly described in the Agreement, a copy of which is attached as Exhibit 10.1 to the Company’s Current report on Form 8-K filed on August 4, 2011. Pursuant to the Agreement, the Company agreed to pay Partizipant a one-time payment of $300,000.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

There were no related party transactions during the six months ended June 30, 2012 other than the payment or accrual of fees under the Fountainhead Consulting agreement described in 14 above.

13. RELATED PARTY TRANSACTIONS

In January, February and March 2011 the Company issued unsecured, subordinated loan notes to Fountainhead for a total of $99,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% and are due May 30, 2011.

In January and February 2011 the Company issued unsecured, subordinated loan notes to Peter Zachariou, a director of the Company for a total of $55,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% and are due on demand.

In February 2011 the Company issued an unsecured, subordinated loan note to David Cantor, a director of the Company for $10,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% and are due on demand.

On May 6, 2011, the Company entered into a Supplement to a prior Consulting Agreement with Fountainhead entered into on February 10, 2010 (amended September 29, 2010) to recognize Fountainhead’s expanded responsibilities as a result of the acquisition by the Company of the assets of NovaVision, Inc. Under the terms of the Supplement, commencing January 1, 2011 the Company will pay to FCM an additional monthly retainer of $29,000. This additional monthly retainer shall be accrued and paid out to Fountainhead at the option of Fountainhead as follows: (i) in Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011. Notwithstanding, Fountainhead shall have the option to receive up to $5,000 of the additional monthly retainer in cash each month, commencing April 1, 2011. In addition, the term of the Consulting Agreement was extended to May 5, 2013. Other than as supplemented, the Consulting Agreement remains in full force and effect according to its terms.

Under the terms of a Consulting Agreement dated February 10, 2010 with Fountainhead, the Company was required to issue to Fountainhead fully vested warrants to purchase an additional 39,063,670 shares of the Company’s Common Stock, at a price of $0.0125 per share should new funding totaling $3 million in aggregate in Common Stock of Vycor or in securities convertible into Common Stock of Vycor at a price of no less than $0.0125 per share of Common Stock be closed during the term of the Consulting Agreement. These warrants became issuable upon completion of the Preferred Offering and were issued in June 2011.

On June 6, 2011, in connection the Preferred Offering, Fountainhead agreed to extend to maturity of debentures totaling $931,362 to December 31, 2012. At the same time, Peter Zachariou, a director of the Company, agreed to extend the maturity of debentures totaling $300,000 to the same date.

On September 30, 2011, short-term loans including accrued interest of $102,450 and accrued interest on the loans extended on June 6, 2011 of $76,658, were repaid to Fountainhead. At the same time, short-term loans including accrued interest of $57,004 and accrued interest on the loans extended on June 6, 2011 of $14,992 were repaid to Peter Zachariou, a director of the Company; and short-term loans including accrued interest of $10,352 were repaid to David Cantor, a director of the Company.

In December 2011 the Company issued 402,965 shares of Common Stock to Fountainhead Capital Partners Limited in respect of the exercise of December 2006 warrants, and received $443.26 in cash.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued and filed with this Form 10Q.

Share Issuance

During July 2012, the Company issued 222,222 shares of Common Stock (valued at $5,000) each to Steven Girgenti and Oscar Bronsther, M.D.in consideration for services provided to the Board of Directors.

During July 2012, the Company issued 2,222,222 shares of Common Stock at $0.0225 for a total consideration of $50,000 to one investor.

Loan from Fountainhead

During July 2012, the Company issued unsecured, subordinated loan notes to Fountainhead for a total of $100,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% are are due on demand or by July 9, 2013.

Legal Action against GreenBridge Capital Partners, IV, LLC and Partizipant, LLC

On July 20, 2012, the Company filed Action #13 148 01633 12 with the American Arbitration Association entitled Vycor Medical, Inc. (Claimant) against Greenbridge Capital Partners IV, LLC, Partizipant, LLC, and Joseph D. Kowal (Respondents) (the “Action”). The Action is based on breach of contract and fraud and seeks recovery of 5,166,667 shares of Company Common Stock previously issued to Greenbridge Capital Partners IV, LLC and recovery of at least $357,000 paid to Partizipant, LLC (including amounts paid to third parties at Partizipant’s direction), together with recovery of fees, costs and expenses incurred in connection with the Action. The Action is still in its early stages and the Respondents have yet to file any response. The Company cannot project whether it will achieve a successful result in connection with the Action.

This prospectus is part of a registration statement we filed with the SEC. You should rely only on the information or representations provided in or incorporated by reference into this prospectus. We have not authorized anyone else to provide you with different information. You should not assume that the information in this prospectus or any supplement is accurate as of any date other than the date on the front of those documents.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in or incorporated by reference in this prospectus in connection with the offer made by this prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by us. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy any security other than the securities offered hereby, nor does it constitute an offer to sell or a solicitation of any offer to buy any of the shares offered by anyone in any jurisdiction in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that the information contained herein is correct as of any time subsequent to the date hereof.

The date of this prospectus is August 20, 2012.

14. SUBSEQUENT EVENTS

Share Issuance

During January to March 2012, the Company issued 222,222 shares of Common Stock (valued at $5,000) to Steven Girgenti and 96,620 shares of Common Stock (valued at $2,174) to Dr Oscar Bronsther in consideration for services provided to the Board of Directors.

During January to March 2012, the Company issued 138,890 shares of Common Stock (valued at $3,125) to each of Alvaro Pasuale-Leone, Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

Conversion of Preferred Shares

During January to March 2012, the Company issued a total of 15,555,554 shares of Common Stock in respect of conversion of Series C Preferred Stock.

Acquisition of Sight Science Limited

On January 4, 2012, NovaVision, entered into various agreements with Professor Arash Sahraie (“Prof. Sahraie”) and the University of Aberdeen (Scotland) (the “University”), relating to the acquisition of all of the shares of Sight Science, Ltd. (“Sight Science”) by NovaVision. In consideration of the Share Purchase Agreement and other transaction agreements, the Company agreed to pay the Sight Science shareholders £200,000 (US$ 310,660) cash, of which £100,000 (US$155,330) was paid at the Closing and an additional £100,000 (US$155,330) cash to be paid to the Sight Science shareholders on the one-year anniversary of the Closing. In addition, the Sight Science shareholders received at Closing further consideration in the form of an aggregate of 14,350,000 restricted shares of the Company, which are the subject of lock-up agreements between the Parties and which at Closing were valued at £184,768 (US$287,000). Further details on the acquisition can be found in the Company’s Form 8-K/A dated March 21, 2012.

Amendment of Consulting Agreement

Effective as of March 4, 2012 the Company agreed with with GreenBridge Capital Partners IV, LLC to amend the Consulting Agreement between the parties to modify the dates for exercise of the Company’s repurchase option related to the shares delivered to Greenbridge pursuant to the terms of the Agreement. Specifically, the parties agreed that, of the 15,500,000 shares delivered to GreenBridge, the Company would have the option to repurchase 5,166,666 of the shares prior to April 15, 2012 and an additional 5,166,667 shares prior to April 30, 2012. The remaining 5,166,667 shares are not subject to a repurchase option. The shares which are the subject of the repurchase option are held in escrow by a third party. In all other respects, the original Consulting Agreement remains in full force and effect as written.

Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Vycor Medical, Inc., and its wholly-owned subsidiaries, NovaVision, Inc. (a Delaware corporation), NovaVision AG (a German corporation) and Sight Science Limited (a UK corporation), both wholly owned subsidiaries of NovaVision, Inc. The Company is headquartered in Boca Raton, FL. The operations of Sight Science have been consolidated since January 4, 2012 the date of the completion of he acquisition of all the shares of Sight Science. All material inter-company accounts, transactions, and profits have been eliminated in consolidation.

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of Vycor Medical, Inc., and its subsidiaries, NovaVision, Inc. (a U.S. corporation incorporated in Delaware) and NovaVision AG (German corporation), a wholly owned subsidiary of NovaVision, Inc. (individually and collectively referred to herein as the Company), which is headquartered in Boca Raton, FL. The operations of NovaVision, Inc have been consolidated from November 30, 2010, the date of the acquisition of substantially all the assets of the former NovaVision, Inc. All material inter-company accounts, transactions, and profits have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current presentation.

Research and Development

Research and Development

The Company expenses all research and development costs as incurred. For the six months ended June 30, 2012 and 2011 the amounts charged to research and development expenses were $70,547 and $61,336, respectively.

Research and Development

The Company expenses all research and development costs as incurred. For the years ended December 31, 2011 and 2010, the amounts charged to research and development expenses were $115,665 and $15,208, respectively.

Software Development Costs For Internal Use

Software Development Costs

The authoritative accounting guidance requires software development costs to be capitalized upon completion of the preliminary project stage. Accordingly, direct internal and external costs associated with the development of the features and functionality of the Company's software, incurred during the application development stage, are capitalized and amortized using the straight-line method of the estimated life of five years. The Company acquired internally developed software valued at $540,000 as part of the acquisition of the assets of NovaVision, Inc. on November 30, 2010 and $363,472 as part of the acquisition of the assets of Sight Science Limited on January 4, 2012. For the six months ended June 30, 2012 and 2011 there was no capitalization of software development costs.

Software Development Costs For Internal Use

The authoritative guidance requires software development costs to be capitalized upon completion of the preliminary project stage. Accordingly, direct internal and external costs associated with the development of the features and functionality of the Company's software for internal use, incurred during the application development stage, are capitalized and amortized using the straight-line method of the estimated life of three years. The Company acquired internally developed software valued at $540,000 as part of the acquisition of the assets of NovaVision, Inc. For the years ended December 31, 2011 and 2010 there was no capitalization of software development costs.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances at various financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Cash balances may at times exceed the FDIC insured limits. Cash also includes a US investment account in a money market backed by government securities up to 105% of the account balance. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Property and equipment

Property and equipment

The Company records property and equipment at cost and calculates depreciation using the straight-line method over the estimated useful life of the assets, which is estimated to be between three and ten years. Maintenance, repairs and minor renewals are charged to expense when incurred. Replacements and major renewals are capitalized.

Patents and Other Intangible Assets

Patents and Other Intangible Assets

The Company capitalizes legal and related costs associated with the establishment and enhancement of patents for its products once patents have been applied for. Costs associated with the development of the patented item or processes are charged to research and development costs as incurred. The capitalized costs are amortized over the life of the patent.

The Company reviews intangible assets on an annual basis using a present value, cash flow method based upon the authoritative guidance. Trademarks have an indefinite life and are reviewed annually by management for impairment in accordance with the authoritative guidance

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the current authoritative guidance. Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are established, when it is more likely than not that such benefit will not be realized.

Uses of estimates in the preparation of financial statements

Uses of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimated. To the extent management's estimates prove to be incorrect, financial results for future periods may be adversely affected. Significant estimates and assumptions contained in the accompanying consolidated financial statements include management's estimate of the allowance for uncollectible accounts receivable, amortization of intangible assets, and the fair values of options and warrants included in the determination of debt discounts and share based compensation.

Uses of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimated. To the extent management's estimates prove to be incorrect, financial results for future periods may be adversely affected. Significant estimates and assumptions contained in the accompanying consolidated financial statements include management's estimate of the allowance for uncollectible accounts receivable, amortization of intangible assets, and the fair values of options and warrant included in the determination of debt discounts and share based compensation.

Revenue Recognition

Revenue Recognition

Vycor Medical generates revenue from the sale of its surgical access system to hospitals and other medical professionals. Vycor Medical records revenue when a completed contract for the sale exists, the product is invoiced and shipped to the customer. Vycor Medical does provide for product returns or warranty costs.

NovaVision generates revenues from various programs, therapy services and other sources such as government grants. Therapy services revenues represent fees from NovaVision's vision restoration therapy software, diagnostic software, medical devices, clinic set up and training fees, and the professional and support services associated with the therapy. NovaVision recognizes revenue for providing the vision restoration therapy as the Company's work effort is expended. NovaVision provides vision restoration therapy directly to patients. The typical vision restoration therapy consists of six modules, performed on average over 6 months in the U.S. and 10 months in Germany. A patient contract comprises set-up fees and monthly therapy fees. Set-up fees are recognized at the outset of the contract and therapy revenue is recognized ratably over the therapy period. Patient therapy is restricted to being completed by a patient within a specified time frame.

Research grants and other subsidies represent revenue from certain German government agencies to cover certain patients within an insurance group and also to reimburse NovaVision AG for certain payroll and other costs. The Company recognizes grant revenue when services or costs have been incurred which would entitle the Company to use the German government funds, and the grant requirements have been satisfied.

Deferred revenue results from patients paying for the therapy in advance of receiving the therapy.

Accounts Receivable

Accounts Receivable

The Company's accounts receivable are due from the hospitals and distributors in the case of Vycor Medical, and from patients directly therapy or physicians for diagnostic products in the case of NovaVision. Accounts receivable are due once products have been delivered or at the time the therapy is initiated; however, for NovaVision therapy patients sometimes credit is extended through various payment plans based on individual financial conditions, generally not to exceed the therapy period. The outstanding balances are stated net of an allowance for doubtful accounts. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, and the customer's ability to pay its obligations. The Company writes off accounts receivable when they become uncollectible.

Inventory

Inventory

Inventories are comprised of Vycor Medical VBAS devices, components ancillary to NovaVision's medical device provided to patients and centers and diagnostic products, and are stated at the lower of cost or market, determined under the first-in, first-out method. The inventory is charged to cost of revenue at the time that a device is shipped to a customer or patient.

Foreign Currency

Foreign Currency

The Euro is the local currency of the country in which NovaVision AG conducts its operations and is considered the functional currency of this entity. All balance sheet amounts are translated to U.S. dollars using the U.S. exchange rate at the balance sheet date except for the equity section which is translated at historical rates. Operating statement amounts are translated using an average exchange rate for the period of operations. Foreign currency translation effects are accumulated as part of the accumulated other comprehensive income (loss) and included in shareholders' (deficit) in the accompanying Consolidated Balance Sheet.

Educational marketing and advertising expenses

Educational marketing and advertising expenses

The Company may incur costs for the education of customers on the uses and benefits of its products. The Company will include education, marketing and advertising expense as a component of selling, general and administrative costs as such costs are incurred.

Website Costs

Website Costs

The Company capitalizes the costs associated with the acquisition of hardware and development tools as well as the creation of database tools in connection with the Company's website pursuant to authoritative guidance. Other costs including the development of functionality and identification of software tools are expensed as incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock based compensation awards to employees using a fair-value-based method, for costs related to all share-based payments including stock options. These standards require companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

We value financial instruments using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets or liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

There are three general valuation techniques that may be used to measure fair value, as described below:

a)    Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources;

b)    Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost); and

c)    Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Financial assets and liabilities are valued using either level 1 inputs based on unadjusted quoted market prices within active markets or using level 2 inputs based primarily on quoted prices for similar assets or liabilities in active or inactive markets.  For certain long-term debt, fair value is based on present value techniques using inputs principally derived or corroborated from market data. Using level 3 inputs uses management's assessment about the assumptions market participants would utilize in pricing the asset or liability. In the Company's case this entailed assumptions used in pricing models for attached warrant calculations. Valuation techniques utilized to determine fair value are consistently applied.

The Company has no items that are subject to these standards as of June 30, 2012.

Fair Values of Assets and Liabilities

We value financial instruments using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets or liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

There are three general valuation techniques that may be used to measure fair value, as described below:

a)    Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources;

b)    Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost); and

c)    Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Financial assets and liabilities are valued using either level 1 inputs based on unadjusted quoted market prices within active markets or using level 2 inputs based primarily on quoted prices for similar assets or liabilities in active or inactive markets.  For certain long-term debt, fair value is based on present value techniques using inputs principally derived or corroborated from market data. Using level 3 inputs uses management's assessment about the assumptions market participants would utilize in pricing the asset or liability. In the Company's case this entailed assumptions used in pricing models for attached warrant calculations. Valuation techniques utilized to determine fair value are consistently applied.

The Company has no items that are subject to these standards as of December 31, 2011.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed giving effect to all dilutive potential common shares that were outstanding during the period. Dilutive potential common shares consist of incremental shares issuable upon exercise of stock options and warrants and conversion of preferred stock and convertible debt.  Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. No dilution adjustment has been made to the weighted average outstanding common shares in the periods presented because the assumed exercise of outstanding options and warrants and the conversion of preferred stock and debt would be anti-dilutive.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share:

	June 30,	June 30,
	2012	2011
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	243,142,310
Debentures convertible into common stock	55,308,960	35,308,960
Preferred shares convertible into common stock	99,555,549	-
Total	417,794,763	279,284,603

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is based on the weighted-average common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. The Company’s potential dilutive shares, which include outstanding common stock options, convertible notes payable and warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	December 31, 2011	December 31, 2010
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	90,191,077
Debentures convertible into common stock	55,308,960	47,414,223
Preferred shares convertible into common stock	139,555,546	—
Total	457,794,760	138,438,633

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company's accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

Recent Accounting Pronouncements

From time to time new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company's accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share

	June 30,	June 30,
	2012	2011
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	243,142,310
Debentures convertible into common stock	55,308,960	35,308,960
Preferred shares convertible into common stock	99,555,549	-
Total	417,794,763	279,284,603

	December 31, 2011	December 31, 2010
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	90,191,077
Debentures convertible into common stock	55,308,960	47,414,223
Preferred shares convertible into common stock	139,555,546	—
Total	457,794,760	138,438,633

Business Acquisition (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Purchase price allocation to estimated fair value of assets and liabilities assumed

As of January 4, 2012	Amount
Trademarks and Tradenames	$121,157
Patents	180,183
Internally Developed Software	363,472
Other Net Assets	(758)
664,054
Negative Goodwill on acquisition	(66,394)
Purchase Price	$597,660

Notes Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
Components of notes payable

As of June 30, 2012 and December 31, 2011 Notes Payable consists of:

June 30, 2012	December 31, 2011
On December 29, 2009 and February 3, 2010, the Company issued convertible debentures in the amount of $371,362 and $70,000, respectively, payable to Fountainhead Capital Management ("Fountainhead"), the beneficial owner of more than 50% of the Company's common stock. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0125 per share, subject to adjustment and does not require bifurcation. These debentures were originally due August 31, 2010. On May 14, 2010, the due date for satisfaction was extended to March 30, 2011, on March 28, 2011 the due date was further extended to August 31, 2011 and on June 6, 2011 the due date was further extended to December 31, 2012.
441,362	441,362

On September 30, 2010 and October 14, 2010, the Company issued convertible debentures payable to Fountainhead in the amount of $85,000 and $90,000, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0175 per share, subject to adjustment and does not require bifurcation. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.
175,000	175,000

On November 15, 2010, the Company issued a convertible debenture in the amount of $350,000 payable to Peter Zachariou, a Director of the Company. This debenture accrues interest rate of 6% per annum, is due on December 31, 2012, is secured by a first priority security interest in all of the assets of the Company, and is senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $0.019 per share, subject to adjustment and does not require bifurcation. On December 20, 2010, the Company repaid $50,000 of this debenture and removed the convertible rights. On June 6, 2011 the due date for satisfaction was extended to December 31, 2012.
	300,000	300,000

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. ("EuroAmerican"). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company's common stock at an exercise price of $0.03 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company at the conversion price of $0.03 per share, subject to adjustment and does not require bifurcation. On October 25, 2011 the due date for this note was further extended to December 10, 2011,on March 27, 2011 the due date was further extended to June 30, 2012 and in July 2012 the due date was further extended to September 30, 2012
	300,000	300,000

Unsecured, non-interest bearing loan from the chief executive of NovaVision AG, advanced a total of €8,250 to NovaVision AG, repayable in monthly installments. As of June 30, 2012 the loan had been repaid in full and December 31, 2011 the remaining balance was €8,250.	-	10,660

Insurance policy finance agreements	8,813	9,103

Total Notes Payable:	1,625,175	$1,636,125

	December 31, 2011	December 31, 2010

On December 29, 2009 and February 3, 2010, the Company issued convertible debentures in the amount of $371,362 and $70,000, respectively, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0125 per share, subject to adjustment and does not require bifurcation. These debentures were originally due August 31, 2010. On May 14, 2010, the due date for satisfaction was extended to March 30, 2011, on March 28, 2011 the due date was further extended to August 31, 2011 and on June 6, 2011 the due date was further extended to December 31, 2012.	441,362	441,362

	December 31, 2011	December 31, 2010
On September 30, 2010 and October 14, 2010, the Company issued convertible debentures payable to Fountainhead in the amount of $85,000 and $90,000, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $0.0175 per share, subject to adjustment and does not require bifurcation. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.	175,000	175,000

On October 26, 2010 and November 15, 2010, the Company issued debentures payable to Fountainhead in the amount of $77,500 and $322,500, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The debentures were originally due August 31, 2011, however the due date for satisfaction was extended on June 6, 2011 to December 31, 2012.	400,000	400,000

On November 15, 2010, the Company issued a convertible debenture in the amount of $350,000 payable to Peter Zachariou, a Director of the Company. This debenture accrues interest rate of 6% per annum, is due on December 31, 2012, is secured by a first priority security interest in all of the assets of the Company, and is senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $0.019 per share, subject to adjustment and does not require bifurcation. On December 20, 2010, the Company repaid $50,000 of this debenture and removed the convertible rights. On June 6, 2011 the due date for satisfaction was extended to December 31, 2012.	300,000	300,000

On December 3, 2010, the Company issued a debenture in the amount of $40,000 payable to Berardino Investment Group. This debenture accrued interest at a rate of 6% per annum, was due June 30, 2011, was secured by a first priority security interest in all of the assets of the Company, and was senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder was entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $0.019 per share, subject to adjustment and did not require bifurcation. On June 30, 2011, the entire principal and unpaid interest on this debenture was converted into 2,167,902 shares of the Company’s Common Stock at the conversion price of $0.019 per share.	—	40,000

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $0.03 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company at the conversion price of $0.03 per share, subject to adjustment and does not require bifurcation. On October 25, 2011 the due date for this note was further extended to December 10, 2011 and on March 27, 2011 the due date was further extended to June 30, 2012	300,000	—

Unsecured, non-interest bearing loan from the chief executive of NovaVision AG, advanced a total of to NovaVision AG, which is being repaid in monthly installments. As of December 31, 2011 and 2010 the remaining balance was €8,250 and €33,000, respectively.	10,660	44,019

Insurance policy finance agreements	9,103	15,281
Total Notes Payable:	$1,636,125	$1,415,662

Schedule of future minimum loan payments
Twelve months ending December 31,	Amount
2012	1,625,175
Total	$1,625,175

Twelve months ending December 31,	Amount
2012	$1,636,125
Total	$1,636,125

Segment Reporting, Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Business segments information

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
Vycor Medical	$138,239	$82,239	$460,020	$182,081
NovaVision	127,147	60,092	237,967	105,372
Total Revenue	$265,386	$142,331	$697,987	$287,453
Gross Profit:
Vycor Medical	$118,206	$60,890	$378,795	$153,615
NovaVision	106,932	46,249	199,523	76,273
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
Vycor Medical	$1,023,111	$2,068,084
NovaVision	1,702,135	1,503,556
Total Assets	$2,725,246	$3,571,640

	December 31,
	2011	2010 (restated)
Revenue:
Vycor Medical	$548,463	$307,582
NovaVision	422,904	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
Vycor Medical	439,422	259,975
NovaVision	355,687	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:
Vycor Medical	2,068,084	1,085,680
NovaVision	1,503,556	1,068,014
Total Assets	$3,571,640	$2,153,694

Summmary of geographic information

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
United States	$205,602	$105,193	$567,850	$209,202
Europe	59,784	37,138	130,137	78,251
Total Revenue	$265,386	$142,331	$697,987	$287,453

	Three Months Ended June 30,		Six Months Ended June 30,,
	2012	2011	2012	2011
Gross Profit:
United States	$172,994	$79,766	$463,764	$173,658
Europe	52,144	27,373	114,554	56,230
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
United States	$2,636,109	$3,470,993
Europe	89,137	100,647
Total Assets	$2,725,246	$3,571,640

	December 31,
	2011	2010 (restated)

Revenue:
United States	$740,967	$307,582
Germany	230,400	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
United States	607,702	259,975
Germany	187,407	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:

	December 31,
	2011	2010 (restated)
United States	3,470,993	2,084,029
Germany	100,647	69,665
Total Assets	$3,571,640	$2,153,694

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property and equipment and the estimated live

		June 30,	December 31,
	Estimated Useful Lives	2012	2011
Machinery and equipment	3 years	$118,422	$106,368
Leasehold Improvements	5 years	3,459	-
Purchased Software	3 years	17,833	15,607
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	22,554	21,130
Therapy Devices	3 years	67,149	59,065
Internally Developed Software	5 years	922,261	559,304
		1,385,908	995,704

Less: Accumulated depreciation and amortization		(444,593)	(324,413)

Property and Equipment, net		$941,315	$671,291

	2011	2010

Machinery and equipment	$106,368	$93,764
Purchased Software	15,607	10,000
Molds and Tooling	234,230	230,830
Furniture and fixtures	21,130	18,288
Therapy Devices	59,065	44,412
Internally Developed Software	559,304	540,000
	995,704	937,294

Less: Accumulated depreciation and amortization	(324,413)	(164,106)

Property and Equipment, net	$671,291	$773,188

Estimated useful lives of property and equipment are as follows:

Therapy devices	3 years
Computer equipment and software	3 years
Furniture and fixtures	7 years
Machinery and office equipment	5 years
Internally Developed Software	5 years

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

	June 30,	December 31,
	2012	2011
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$688,407	$492,147
Accumulated Amortization	(152,440)	(112,568)
	$535,967	$379,579

Intangible assets not subject to amortization
Trademarks	$251,157	$130,000

	December 31,
	2011	2010
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$492,147	$381,740
Accumulated Amortization	(112,568)	(48,668)
	$379,579	$333,072

Intangible assets not subject to amortization
Trademarks	130,000	130,000

Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	116,604,776	$0.019
Granted	148,176,421	0.025
Exercised	(402,965)	0.001
Cancelled or expired	(2,281,311)	0.163
Outstanding at December 31, 2011	262,096,921	$0.021
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2012	262,096,921	$0.021

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	833,333	$0.14
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2011	833,333	$0.14
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2012	833,333	$0.14

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share

Outstanding at December 31, 2009	35,493,172	$0.030
Granted	90,191,077	0.015
Exercised
Cancelled or expired	(9,079,473)	0.015
Outstanding at December 31, 2010	116,604,776	$0.019
Granted	148,176,421	0.025
Exercised	(402,965)	0.001
Cancelled or expired	(2,281,311)	0.163
Outstanding at December 31, 2011	262,096,921	$0.021

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2009	1,000,000	$0.14
Granted
Exercised
Cancelled or expired	(166,667)	0.14
Outstanding at December 31, 2010	833,333	$0.14
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	833,333	$0.14

Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants

	Six months ended June 30,
	2012	2011
Risk-free interest rates	2.39%	0.57-1.60%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	96%	96%
Vycor Common Stock fair value	$0.0125-$0.0225	$0.0125

	Year ended December 31,
	2011	2010
Risk-free interest rates	0.42-1.60%	1.91-2.39%

Expected life	3 years	3 years

Expected dividends	0%	0%

Expected volatility	96-99%	96%

Vycor Common Stock fair value	$0.02-$0.03	$0.0125-$0.0175

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Gross deferred tax assets and valuation allowance

	June 30, 2012	December 31, 2011
Gross deferred tax assets	2,400,000	2,100,000
Valuation allowance	(2,400,000)	(2,100,000)
Net deferred tax asset	—	—

	December 31, 2011	December 31, 2010
Gross deferred tax assets	2,100,000	1,573,000
Valuation allowance	(2,100,000)	(1,573,000)
Net deferred tax asset	—	—

Formation and Business of the Company (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2007	Jun. 30, 2012	Dec. 31, 2011	Aug. 14, 2007
Formation and Business of the Company (Textual)
Entity Incorporation, Date Of Incorporation		Jun 17, 2005	Jun 17, 2005
Common stock issued in exchange for partnership units	16,048
Number of partnership units				1,122
Number of operation division		2	2

Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Going Concern (Textual)
Net loss	$ (797,734)	$ (1,835,258)	$ (1,581,164)	$ (2,770,958)	$ (4,778,541)	$ (1,983,822)
Stockholders' equity	(445,847)		(445,847)		875,324	88,714	(1,245,940)
Cash and cash equivalents	$ 169,657	$ 2,206,616	$ 169,657	$ 2,206,616	$ 950,841	$ 127,081	$ 12,771

Business Acquisition (Details)	Jan. 04, 2012 USD ($)	Jan. 04, 2012 GBP (£)	Jan. 04, 2012 Trademarks and Tradenames [Member] USD ($)	Jan. 04, 2012 Patents [Member] USD ($)	Jan. 04, 2012 Internally Developed Software [Member] USD ($)	Jan. 04, 2012 Other Net Assets [Member] USD ($)
Purchase price allocation to estimated fair value of the assets and liabilities assumed
Purchase Price Allocation, Gross	$ 664,054		$ 121,157	$ 180,183	$ 363,472	$ (758)
Negative Goodwill on acquisition	(66,394)
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 597,660	£ 384,768

Business Acquisition (Details Textual)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 04, 2013 USD ($)	Jan. 04, 2013 GBP (£)	Jan. 04, 2012 USD ($)	Jan. 04, 2012 GBP (£)
Business Acquisition (Textual)
Purchase price										$ 597,660	£ 384,768
Agreed to pay cash on acquisition	155,330		155,330	100,000				155,330	100,000
Number of restricted shares			14,350,000	14,350,000
Restricted shares value			287,000	184,768
Negative Goodwill on Acquisition of Subsidiary			66,394				(58,027)
Transaction costs in connection with the acquisition	18,285		18,285
Business acquisition, pro forma revenue			326,324
Business acquisition, pro forma net loss			(2,807,662)
Business acquisition, pro forma net loss per share			$ (0.01)
Deferred consideration other liabilities, current	$ 156,150		$ 156,150

Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	417,794,763	279,284,603	457,794,760	138,438,633
Stock options outstanding [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	833,333	833,333	833,333	833,333
Warrants to purchase common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	262,096,921	243,142,310	262,096,921	90,191,077
Debentures convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	55,308,960	35,308,960	55,308,960	47,414,223
Preferred shares convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	99,555,549		139,555,546

Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States [Member]	Dec. 31, 2011 Germany [Member]	Dec. 31, 2011 Novavision [Member]	Nov. 30, 2010 Novavision [Member]	Jan. 04, 2012 Sight Science Limited [Member]	Jun. 30, 2012 Computer Software [Member]	Dec. 31, 2011 Computer Software [Member]
Accounting Policies (Textual)
Average period to perform vision restoration therapy module							6 months	10 months
Useful life of patent			8 years		8 years							5 years	3 years
Acquired finite-lived intangible asset, amount									$ 540,000	$ 540,000	$ 363,472
Research and development	45,860	37,484	70,547	61,336	115,665	15,208
Maximum amount of cash insured by the Federal Deposit Insurance Corporation					$ 250,000
Maximum percentage of account balance backed by government securities					105.00%
Estimated useful life of the assets					Between three and ten years
Highly liquid investments with maturity period					Three months or less

Notes Payables (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of notes payable
Total Notes Payable:	$ 1,625,175	$ 1,636,125	$ 1,415,662
Convertible debentures one [Member]
Components of notes payable
Total Notes Payable:	441,362	441,362	441,362
Convertible debentures two [Member]
Components of notes payable
Total Notes Payable:	175,000	175,000	175,000
Debentures [Member]
Components of notes payable
Total Notes Payable:	400,000	400,000	400,000
Convertible debenture three [Member]
Components of notes payable
Total Notes Payable:	300,000	300,000	300,000
Debentures one [Member]
Components of notes payable
Total Notes Payable:			40,000
Term Notes [Member]
Components of notes payable
Total Notes Payable:	300,000	300,000
Unsecured loans [Member]
Components of notes payable
Total Notes Payable:		10,660	44,019
Insurance policy finance agreements [Member]
Components of notes payable
Total Notes Payable:	$ 8,813	$ 9,103	$ 15,281

Notes Payables (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Schedule of future minimum loan payments:
2012	$ 1,625,175	$ 1,636,125
Total	$ 1,625,175	$ 1,636,125

Notes Payables (Details Textual)	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 20, 2010 USD ($)	Jun. 30, 2012 Convertible debentures one [Member]	Dec. 31, 2011 Convertible debentures one [Member]	Feb. 03, 2010 Convertible debentures one [Member] USD ($)	Dec. 29, 2009 Convertible debentures one [Member] USD ($)	Jun. 30, 2012 Convertible debentures two [Member]	Dec. 31, 2011 Convertible debentures two [Member]	Oct. 14, 2010 Convertible debentures two [Member] USD ($)	Sep. 30, 2010 Convertible debentures two [Member] USD ($)	Jun. 30, 2012 Debentures [Member]	Dec. 31, 2011 Debentures [Member]	Nov. 15, 2010 Debentures [Member] USD ($)	Oct. 26, 2010 Debentures [Member] USD ($)	Jun. 30, 2012 Convertible debenture three [Member]	Dec. 31, 2011 Convertible debenture three [Member]	Nov. 15, 2010 Convertible debenture three [Member] USD ($)	Dec. 31, 2011 Debentures one [Member]	Jun. 30, 2011 Debentures one [Member]	Dec. 03, 2010 Debentures one [Member] USD ($)	Jun. 30, 2012 Term Notes [Member]	Dec. 31, 2011 Term Notes [Member]	Mar. 25, 2011 Term Notes [Member] USD ($)
Additional Notes Payable (Textual)
Issuance of convertible debentures									$ 70,000	$ 371,362			$ 90,000	$ 85,000			$ 322,500	$ 77,500			$ 350,000			$ 40,000
Term notes payables																											300,000
Percentage of company's common stock hold by beneficial owner									50.00%	50.00%
Interest rate on debentures									6.00%	6.00%			6.00%	6.00%			6.00%	6.00%			6.00%			6.00%
Conversion price									$ 0.0125	$ 0.0125			$ 0.0175	$ 0.0175							$ 0.019			$ 0.019			$ 0.03
Repayment of convertible debt						50,000
Interest rate on term notes																											16.00%
Number of common stock purchased by issuance of warrants																											400,000
Exercise price of warrants																											$ 0.03
Number of common stock after conversion of principal and unpaid interest on debenture																							2,167,902
Period of warrants																											3 years
Debt instruments, original maturity date							Aug 31, 2010	Aug 31, 2010			Aug 31, 2011	Aug 31, 2011			Aug 31, 2011	Aug 31, 2011			Dec 31, 2012	Dec 31, 2012		Jun 30, 2011			Jun 25, 2011	Jun 25, 2011
Notes Payable (Textual)
Remaining balance of unsecured debt		8,250		8,250	33,000
Frequency of repayment of unsecured notes	Monthly installments	Monthly installments	Monthly installments	Monthly installments
Amount of notes payable secured by first security interest	$ 1,316,362		$ 1,316,362

Segment Reporting Geographical Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Total Revenue	$ 265,386	$ 142,331	$ 697,987	$ 287,453	$ 971,367	$ 316,450
Gross Profit:
Total Gross Profit	225,138	107,139	578,318	229,888	795,109	267,713
Total Assets:
Total Assets	2,725,246		2,725,246		3,571,640	2,153,694
Vycor Medical [Member]
Revenue:
Total Revenue	138,239	82,239	460,020	182,081	548,463	307,582
Gross Profit:
Total Gross Profit	118,206	60,890	378,795	153,615	439,422	259,975
Total Assets:
Total Assets	1,023,111		1,023,111		2,068,084	1,085,680
NovaVision [Member]
Revenue:
Total Revenue	127,147	60,092	237,967	105,372	422,904	8,868
Gross Profit:
Total Gross Profit	106,932	46,249	199,523	76,273	355,687	7,738
Total Assets:
Total Assets	$ 1,702,135		$ 1,702,135		$ 1,503,556	$ 1,068,014

Segment Reporting, Geographical Information (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Total Revenue	$ 265,386	$ 142,331	$ 697,987	$ 287,453	$ 971,367	$ 316,450
Gross Profit:
Total Gross Profit	225,138	107,139	578,318	229,888	795,109	267,713
Total Assets:
Total Assets	2,725,246		2,725,246		3,571,640	2,153,694
United States [Member]
Revenue:
Total Revenue	205,602	105,193	567,850	209,202	740,967	307,582
Gross Profit:
Total Gross Profit	172,994	79,766	463,764	173,658	607,702	259,975
Total Assets:
Total Assets	2,636,109		2,636,109		3,470,993	2,084,029
Germany [Member]
Revenue:
Total Revenue					230,400	8,868
Gross Profit:
Total Gross Profit					187,407	7,738
Total Assets:
Total Assets					100,647	69,665
Europe [Member]
Revenue:
Total Revenue	59,784	37,138	130,137	78,251
Gross Profit:
Total Gross Profit	52,144	27,373	114,554	56,230
Total Assets:
Total Assets	$ 89,137		$ 89,137		$ 100,647

Segment Reporting, Geographical Information (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Geographical Information (Textual)
Number of business segments	2	2
Number of geographic segments	2	2

Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of property and equipment and the estimated lives
Estimated Useful Lives		5 years
Property and Equipment, Gross	$ 1,385,908	$ 995,704	$ 937,294
Less: Accumulated depreciation and amortization	(444,593)	(324,413)	(164,106)
Property and equipment, net	941,315	671,291	773,188
Machinery and equipment [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	3 years	5 years
Property and Equipment, Gross	118,422	106,368	93,764
Leasehold Improvements [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	5 years
Property and Equipment, Gross	3,459
Purchased Software [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	3 years	3 years
Property and Equipment, Gross	17,833	15,607	10,000
Molds and Tooling [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	5 years
Property and Equipment, Gross	234,230	234,230	230,830
Furniture and fixturers [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	7 years	7 years
Property and Equipment, Gross	22,554	21,130	18,288
Therapy Devices [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	3 years	3 years
Property and Equipment, Gross	67,149	59,065	44,412
Internally Developed Software [Member]
Summary of property and equipment and the estimated lives
Estimated Useful Lives	5 years	5 years
Property and Equipment, Gross	$ 922,261	$ 559,304	$ 540,000

Property and Equipment (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual)
Depreciation of fixed assets	$ 123,320	$ 79,940	$ 55,571	$ 35,262
Depreciation allocated to cost of sales	$ 10,700	$ 7,871

Intangible Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$ 688,407	$ 492,147	$ 381,740
Accumulated Amortization	(152,440)	(112,568)	(48,668)
Net carrying Amount	535,967	379,579	333,072
Intangible assets not subject to amortization
Trademarks	$ 251,157	$ 130,000	$ 130,000

Intangible Assets (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual)
Useful life of patent	8 years		8 years
Amortization of intangible assets	$ 51,546	$ 29,685	$ 174,735	$ 21,539

Equity (Details) (USD $)	1 Months Ended								1 Months Ended									1 Months Ended					2 Months Ended	1 Months Ended		3 Months Ended						1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended			6 Months Ended
	Jul. 31, 2012	Aug. 31, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Steven Girgenti [Member]	Sep. 30, 2011 Steven Girgenti [Member]	Aug. 31, 2011 Steven Girgenti [Member]	Dec. 31, 2011 Dr Oscar Bronsther [Member]	Sep. 30, 2011 Dr Oscar Bronsther [Member]	Dec. 31, 2011 Jason Barton [Member]	Dec. 31, 2011 Jose Romano [Member]	Mar. 31, 2011 Euroamerican Investment Corp [Member]	Mar. 25, 2011 Euroamerican Investment Corp [Member]	Apr. 30, 2011 Mr. Jerrald Ginder [Member]	Jan. 31, 2012 Restricted Stock [Member] Prof. Sahraie and the University of Aberdeen [Member]	May 31, 2011 Common Stock [Member]	Apr. 30, 2011 Common Stock [Member]	Feb. 28, 2011 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	May 31, 2011 Common Stock [Member] Steven Girgenti [Member]	Feb. 28, 2011 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Dr Oscar Bronsther [Member]	Jun. 30, 2012 Common Stock [Member] Alvaro Pascuale - Leone [Member]	Jun. 30, 2012 Common Stock [Member] Jason Barton [Member]	Jun. 30, 2012 Common Stock [Member] Jose Romano [Member]	Jun. 30, 2012 Common Stock [Member] Josef Zihl [Member]	Jun. 30, 2011 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Apr. 30, 2011 Common Stock [Member] Mr. Jerrald Ginder [Member]	Mar. 31, 2011 Warrants to purchase common stock [Member]	Mar. 31, 2011 Warrants to purchase common stock [Member] Euroamerican Investment Corp [Member]	Jun. 30, 2012 Series C Preferred Stock [Member]
Equity (Textual)
Stock shares issued for cash to investors																						7,578,947
Number of investors																						3														7
Issuance price per share	$ 0.0225																					$ 0.019
Aggregate gross proceeds for issuance of stock																				$ 195,000	$ 550,000	$ 144,000													$ 60,000
Share-based compensation shares issued to nonemployees for services, share									222,222	166,667	154,600	96,620		138,890	138,890				14,350,000	8,666,666	24,444,442		5,333,333	222,222	250,000	444,444	444,444	277,780	277,780	277,780	138,890	15,500,000	1,333,333		18,000,000
Share-based compensation shares issued to nonemployees for services, value									5,000	5,000	5,000	2,174		3,125	3,125								120,000	5,000	5,000	10,000	10,000	6,250	6,250	6,250	3,125	348,750	30,000		360,000
Share based compensation shares issued to nonemployees per share value																							$ 0.0225
Shares repurchased into Treasury Stock																																10,333,333		10,333,333
Treasury stock repurchased, value																																	1,033	1,033
Stock converted into Common Stock																																						39,999,996
Notes payable - current						$ 1,625,175	$ 1,636,125	$ 1,415,662									$ 300,000
Common stock shares purchasable from issued warrants		66,666,666	4,333,334	12,222,221	14,710,530								400,000			400,000		2,666,667
Warrants exercise price			$ 0.03	$ 0.03	$ 0.03								$ 0.03			$ 0.03
Warrants exercisable period			3 years	3 years	3 years								3 years			3 years
Amortization period of debt discount																																					3 months

Equity (Details 1) (USD $)	1 Months Ended							1 Months Ended
	Aug. 31, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Accredited Investors [Member]	Jun. 30, 2011 Initial Closing [Member]	Jun. 30, 2011 Initial Closing [Member] Accredited Investors [Member]	Jun. 30, 2011 Initial Closing [Member] Equity Unit Purchase Agreements [Member]	Jun. 30, 2011 Initial Closing [Member] Preferred Stock - Series C	Jun. 30, 2011 Second Closing [Member]	Jun. 30, 2011 Second Closing [Member] Accredited Investors [Member]	Jun. 30, 2011 Second Closing [Member] Preferred Stock - Series C
Equity (Textual)
Number of Units sold	60									31.4				15.4
Proceeds from sale of Units	$ 3,000,000									$ 1,570,000	$ 3,000,000			$ 770,000
Face value of each unit price									50,000
Warrants exercise price		$ 0.03	$ 0.03	$ 0.03					$ 0.03
Preferred stock excercise price												$ 0.0225
Warrants exercisable period		3 years	3 years	3 years					3 years
Equity unit, description									One share of Series C Preferred Convertible Stock convertible and a Warrant.
Common shares purchasable from each warrant									1,111,111
Common shares purchasable from each convertible preferred stock												2,222,222
Preferred Stock, shares issued					44.8	63.8	0					31.4			15.4
Common shares purchasable from total convertible preferred stock	133,333,324											69,777,773			34,222,220
Common stock shares purchasable from issued warrants	66,666,666	4,333,334	12,222,221	14,710,530					34,888,890				17,111,111
Number of sold units rescinded								1
Amount returned to investor for unit rescinded								$ 50,000

Equity (Details 2) (USD $)	1 Months Ended					6 Months Ended		12 Months Ended		1 Months Ended																			2 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended				1 Months Ended					1 Months Ended
	Aug. 31, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Burnham Hill Advisors, LLC. [Member]	Jun. 30, 2011 Berardino Investment Group [Member]	Dec. 31, 2011 Fountainhead [Member]	Jun. 30, 2011 Fountainhead [Member]	Jun. 30, 2011 Millenium Capital Corporation [Member]	Dec. 31, 2011 Steven Girgenti [Member]	Sep. 30, 2011 Steven Girgenti [Member]	Aug. 31, 2011 Steven Girgenti [Member]	Dec. 31, 2011 Alvaro Pascale Leone [Member]	Sep. 30, 2011 Alvaro Pascale Leone [Member]	Aug. 31, 2011 Alvaro Pascale Leone [Member]	Aug. 31, 2011 Mccombie Group [Member]	Dec. 31, 2011 Dr Oscar Bronsther [Member]	Sep. 30, 2011 Dr Oscar Bronsther [Member]	Sep. 30, 2011 Joe Simone [Member]	Dec. 31, 2011 Jason Barton [Member]	Dec. 31, 2011 Jose Romano [Member]	May 31, 2011 Common Stock [Member]	Apr. 30, 2011 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	May 31, 2011 Common Stock [Member] Steven Girgenti [Member]	Feb. 28, 2011 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Dr Oscar Bronsther [Member]	Jun. 30, 2012 Common Stock [Member] Jason Barton [Member]	Jun. 30, 2012 Common Stock [Member] Jose Romano [Member]	Jun. 30, 2011 Vested Warrants [Member] Fountainhead [Member]	Jun. 30, 2011 Placement Agent Warrants [Member] Burnham Hill Advisors, LLC. [Member]	Aug. 31, 2011 Final Closing [Member]	Aug. 04, 2011 Final Closing [Member]	Aug. 04, 2011 Final Closing [Member] Series C Preferred Stock [Member]	Aug. 31, 2011 New Preferred Offering [Member] Accredited Investors [Member]	Aug. 31, 2011 New Preferred Offering [Member] Accredited Investors [Member] Series C Preferred Stock [Member]	Aug. 26, 2011 New Preferred Offering [Member] Accredited Investors [Member] Series C Preferred Stock [Member]
Equity (Textual)
Share-based compensation shares issued to nonemployees for services, share										1,000,000					222,222	166,667	154,600	138,890	104,167	78,300	428,571	96,620		510,000	138,890	138,890	8,666,666	24,444,442	5,333,333	15,500,000	1,333,333		222,222	250,000	444,444	444,444	277,780	277,780
Share-based compensation shares issued to nonemployees for services, value										$ 22,500					$ 5,000	$ 5,000	$ 5,000	$ 3,125	$ 3,125	$ 3,125	$ 10,000	$ 2,174			$ 3,125	$ 3,125			$ 120,000	$ 348,750	$ 30,000		$ 5,000	$ 5,000	$ 10,000	$ 10,000	$ 6,250	$ 6,250
Shares repurchased into Treasury Stock																														10,333,333		10,333,333
Number of units sold by placement agent										24.8
Placement agent fee										Seven percent (7%) of the gross proceeds received by the Company from Units placed.
Common stock shares issuable upon conversion of units sold by placement agent										3,857,778
Common stock shares purchasable from issued warrants	66,666,666	4,333,334	12,222,221	14,710,530										2,300,000									400,000																39,063,670		14,666,665			1,111,111
Warrants exercisable period		3 years	3 years	3 years										3 years									3 years																5 years	3 years				3 years
Warrants exercise price		$ 0.03	$ 0.03	$ 0.03										$ 0.03									$ 0.03																$ 0.0125	$ 0.0225				$ 0.03
Reduced common stock shares issuable upon conversion of units sold by placement agent										3,702,223
Debt conversion, converted instrument, shares issued											2,167,902
Principal amount of Debenture converted											40,000
Conversion price											$ 0.019																																			$ 0.0225
Consulting agreement issuance date													Feb 10, 2010
Number of Units sold	60																																								13.2			3.8
Proceeds from sale of Units	3,000,000																																								660,000			190,000
Preferred Stock, shares issued						44.8		63.8	0																																	60	13.2
Common shares purchasable from total convertible preferred stock	133,333,324																																								29,333,330			2,222,222
Face value of each unit price																																													50,000
Proceeds from issuance of Common Stock, net					3,000,000	120,000	889,000	889,443	1,434,500
Proceeds from issuance of Preferred Stock - Series C, net								3,021,700
Common stock issuance for warrant exercise								$ 443				$ 443.26
Common stock issuance for warrant exercise (Shares)												402,965

Share-Based Compensation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Warrant [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	262,096,921	116,604,776	35,493,172
Number of Shares Granted		148,176,421	90,191,077
Exercised		(402,965)
Cancelled or expired		(2,281,311)	(9,079,473)
Options Outstanding, Ending Balance	262,096,921	262,096,921	116,604,776
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 0.021	$ 0.019	$ 0.03
Granted		$ 0.025	$ 0.015
Exercised		$ 0.001
Cancelled or expired		$ 0.163	$ 0.015
Weighted average exercise price per share, Outstanding, Ending balance	$ 0.021	$ 0.021	$ 0.019
Stock Options [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	833,333	833,333	1,000,000
Number of Shares Granted
Exercised
Cancelled or expired			(166,667)
Options Outstanding, Ending Balance	833,333	833,333	833,333
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 0.14	$ 0.14	$ 0.14
Granted
Exercised
Cancelled or expired			$ 0.14
Weighted average exercise price per share, Outstanding, Ending balance	$ 0.14	$ 0.14	$ 0.14

Share-Based Compensation (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Options and warrants expensed
Risk-free interest rates	2.39%
Risk Free Interest Rate, Minimum		0.57%	0.42%	1.91%
Risk Free Interest Rate, Maximum		1.60%	1.60%	2.39%
Expected life	3 years	3 years	3 years	3 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Expected volatility	96.00%	96.00%		96.00%
Expected volatility, Minimum			96.00%
Expected volatility, Maximum			99.00%
Vycor Common Stock fair value, Minimum	$ 0.0125	$ 0.0125	$ 0.02	$ 0.0125
Vycor Common Stock fair value maximum	$ 0.0225		$ 0.03	$ 0.0175

Share-Based Compensation (Details Textual)	6 Months Ended			12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended				6 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Dec. 31, 2011 Commitment agreement [Member] USD ($)	Sep. 30, 2010 Commitment agreement [Member]	Jun. 30, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Jun. 30, 2012 Stock Warrant [Member] USD ($)	Dec. 31, 2011 Stock Warrant [Member] USD ($)	Dec. 31, 2010 Stock Warrant [Member] USD ($)	Jun. 30, 2012 Steven Girgenti [Member] USD ($)	Dec. 31, 2011 Steven Girgenti [Member] USD ($)	Sep. 30, 2011 Dr Oscar Bronsther [Member] USD ($)	Jun. 30, 2012 Dr Oscar Bronsther [Member] USD ($)	Jun. 30, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Mar. 31, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Dec. 31, 2011 Alvaro Pascuale - Leone [Member] USD ($)	Jun. 30, 2012 Jason Barton [Member] USD ($)	Dec. 31, 2011 Jason Barton [Member] USD ($)	Jun. 30, 2012 Jose Romano [Member] USD ($)	Dec. 31, 2011 Jose Romano [Member] USD ($)	Mar. 31, 2011 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 Mr. Jerrald Ginder [Member]	Jun. 30, 2012 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 Mr. Jerrald Ginder [Member] USD ($)	Dec. 31, 2011 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 GreenBridge Capital Partners [Member] USD ($)	Jun. 30, 2012 GreenBridge Capital Partners [Member] USD ($)	Jun. 30, 2011 GreenBridge Capital Partners [Member] USD ($)	Dec. 31, 2011 GreenBridge Capital Partners [Member] USD ($)	Jun. 30, 2012 Josef Zihl [Member] USD ($)	Jun. 30, 2012 Brunella Jacs, LLC [Member] USD ($)	Mar. 31, 2010 Joe Simone [Member] USD ($)	Dec. 31, 2011 Joe Simone [Member] USD ($)	Sep. 30, 2011 Joe Simone [Member] USD ($)	Dec. 31, 2011 Market media connect [Member] USD ($)	Dec. 31, 2010 Market media connect [Member]	Sep. 30, 2011 Burnham Hill Advisors, LLC. [Member] USD ($)	Jun. 30, 2011 Burnham Hill Advisors, LLC. [Member] USD ($)	Dec. 31, 2011 Burnham Hill Advisors, LLC. [Member] USD ($)	Jul. 31, 2011 Millenium Capital Corporation [Member] USD ($)	Jul. 31, 2011 Mccombie Group [Member] USD ($)	May 31, 2010 Stock Option Plan [Member]	Feb. 29, 2008 Stock Option Plan [Member]	Jun. 30, 2012 Stock Option Plan [Member] USD ($)	Jun. 30, 2011 Stock Option Plan [Member] USD ($)	Dec. 31, 2011 Stock Option Plan [Member] USD ($)	Jun. 30, 2012 Stock Option Plan [Member] Stock Warrant [Member]	Dec. 31, 2011 Stock Option Plan [Member] Stock Warrant [Member]	Feb. 29, 2008 Stock Option Plan [Member] Chief Executive Officer [Member] USD ($)	Feb. 29, 2008 Stock Option Plan [Member] President [Member] USD ($)	Sep. 30, 2010 Non Employee Stock Compensation [Member] USD ($)	Feb. 28, 2010 Non Employee Stock Compensation [Member]	Jun. 30, 2012 Non Employee Stock Compensation [Member] USD ($)	Dec. 31, 2011 Non Employee Stock Compensation [Member] USD ($)	Feb. 10, 2010 Non Employee Stock Compensation [Member]	Feb. 28, 2010 Non Employee Stock Compensation [Member] Consulting agreement [Member] USD ($)
Share Based Compensation (Textual)
Ownership percentage of outstanding voting stock for the options to be granted																																																More than 10
Exercise price of options granted																																																Not less than 110% of the fair market value of the common stock on the grant date
Option expired period determined by the board of directors																																																Not extend more than 10 years from the grant date
Outstanding voting stock expire from grant date																																																5 years
Share-based payment award, award vesting period																																																3 years
Number of Shares Granted													148,176,421	90,191,077																																								500,000	500,000
Percentage of number of shares covered by plan																																																10.00%
Share-based compensation arrangements, options, grants in period, weighted average exercise price													$ 0.025	$ 0.015																																								$ 0.135	$ 0.135
Percentage of options vested on first anniversary																																																33.33%
Percentage of options vested on second anniversary																																																33.33%
Percentage of options vested on third anniversary																																																33.33%
Share-based compensation arrangement, expiration date																																																Feb 12, 2018
Cancelled or expired																																															166,667
Share based compensation	$ 204,755		$ (1,164,400)	$ 1,755,661	$ (342,864)		$ 336,114								$ 20,000	$ 20,000		$ 20,000	$ 21,875			$ 21,875		$ 21,875				$ 109,570				$ 2,906	$ 116,250	$ 113,344	$ 21,875	$ 30,000		$ 17,071		$ 3,063				$ 22,250					$ 0	$ 29,796	$ 29,796							$ 20,397	$ 179,095
Weighted-average remaining contractual life of outstanding options																																																	5 years 7 months 6 days		7 years 10 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																																																				2 years 5 months 4 days	2 years 11 months 4 days
Common stock purchased by the related party								50,627,407									400,000																								500,000				2,300,000																39,063,670
Common Stock Fair Value Of Company	$ 0.0125		$ 0.0125														$ 0.03																							$ 0.07					$ 0.03											$ 0.0175					$ 0.0125
Additional warrants required to issue																																																												39,063,670
Per share price of additional shares																																																													$ 0.0125
Aggregate funding amount																																																													3,000,000
Convertible per share price of common stock																																																													No less than $0.0125
Estimated fair value of warrants																	7,335																												28,735																658,651
Validity of warrants								5 years																																	3 years																			5 years
Common Stock, shares issued	870,083,225	870,083,225		807,205,445	724,488,929	2,222,222									444,444	793,489	96,620	444,444	277,780	138,890	182,467	277,780	138,890	277,780	138,890						15,500,000		15,500,000	5,166,667	138,890	1,333,333	750,000		510,000							428,571
Common stock, value	87,008			80,721	72,449	50,000									10,000	20,000	2,174	10,000	6,250	3,125	6,250	6,250	3,125	6,250	3,125						348,750		348,750		3,125	30,000	9,375		15,300							15,000
Term of consultancy agreement																										1 year				1 year	1 year			1 year			1 year				1 year				3 years												2 years
Monthly payment made in consulting agreement																										60,000				60,000
Option excercised to repurchase common stock in May 2012																																	10,333,333
Restricted shares issued																											20,666,667		20,666,667	18,000,000													1,000,000
Restricted shares value	287,000	184,768																								360,000			420,000	360,000												22,500	22,500
Total unrecognized compensation costs related to warrant and stock awards and non-vested options				365,373																																																						0
Repurchase of common shares, total purchase price																										60,000
Repurchase of common shares, shares																											2,666,667
Aggregate compensation recognized in respect of Consulting Agreement																														$ 310,430
Total unrecognized compensation costs, weighted average period for recognition				4 months 9 days

Income Taxes (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and valuation allowance
Gross deferred tax assets	$ 2,400,000	$ 2,100,000	$ 1,573,000
Valuation allowance	(2,400,000)	(2,100,000)	(1,573,000)
Net deferred tax asset

Income Taxes (Details Textual) (USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2012 U.S. federal [Member]	Dec. 31, 2011 U.S. federal [Member]	Dec. 31, 2010 U.S. federal [Member]	Jun. 30, 2012 German Authority [Member]	Dec. 31, 2011 German Authority [Member]	Dec. 31, 2010 German Authority [Member]
Income taxes (Textual)
Net operating loss carryforwards				$ 7,050,000	$ 6,000,000	$ 3,675,000	$ 500,000	$ 420,000	$ 125,000
Operating loss carryforwards expire	2027 through 2031			2027 through 2031
Percentage appropriation of valuation allowance as decided by management	100.00%	100.00%	100.00%

Commitments and Contingencies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Aug. 03, 2012	Dec. 31, 2011 EUR (€)
Commitments and Contingencies (Textual)
Area of leased building (sq. ft)	10,000	10,000	10,000
Rent expenses plus sales tax	$ 14,260		$ 14,260
Term of lease	5 years 6 months	5 years 6 months	5 years 6 months
Lease expiration date	Jul 31, 2017	Jul 31, 2017	Jul 31, 2017
Accrued salaries converted into contingent retention bonus	70,643		70,643
Percentage of contingent retention bonus paid on departure				50.00%
Period for remaining contingent retention bonus payable	60 days	60 days
Future commercial and settlement agreement accrual			48,810		37,000
Approximate preliminary assessed trade tax	94,000	75,000
Provision for advisory fees statutory, minimum	$ 23,900	€ 19,000
Description of Contingent retention bonus payable			Either on the closing of a Company fundraising of more than $1.5 million or on the sale of the Company (or substantially all of its assets) at a value above $3 million.

Consulting and Other Agreements (Details) (USD $)	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Mr. Jerrald Ginder [Member]	May 31, 2011 Fountainhead [Member]	Feb. 28, 2010 Fountainhead [Member]	Aug. 31, 2011 Greenbridge Capital Partners [Member]	Jun. 30, 2012 Greenbridge Capital Partners [Member]	Jul. 31, 2012 Greenbridge Capital Partners [Member]	Mar. 04, 2012 Greenbridge Capital Partners [Member]	Aug. 18, 2011 Greenbridge Capital Partners [Member]	Jun. 30, 2011 Greenbridge Capital Partners [Member]	Jul. 31, 2012 Partizipant, LLC [Member]	Jul. 31, 2011 Partizipant, LLC [Member]	Jun. 30, 2012 Brunella Jacs, LLC [Member]	Jun. 06, 2011 Burnham Hill Advisors, LLC. [Member]
Consulting and Other Agreements (Textual)
Common stock, value	$ 50,000	$ 87,008	$ 80,721	$ 72,449	$ 360,000											$ 30,000
Common stock issued for consulting services	2,222,222	870,083,225	807,205,445	724,488,929	18,000,000						15,500,000		15,500,000			1,333,333
Monthly payment made in consulting agreement					60,000		37,500
Payment made in original agreement for consultancy services							8,500
Payment made in supplement agreement for consultancy services						29,000	29,000
Description of accrued and paid of consulting fee at the option of consultant						(i) In Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011	(i) In Vycor stock at any time at $0.125 per share for the Original Agreement and $0.0225 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011.
Maximum cash payment for consulting services						5,000	5,000
Repurchase of common shares, total purchase price					60,000				1,033.33
Repurchase of common shares, shares					2,666,667				10,333,333
Number of shares that are no longer subject of repurchase option									5,166,667	5,166,667	5,166,667	5,166,667
One time payment for consulting services														357,000	300,000
Period to terminate agreement					30 days
Term of consultancy agreement					1 year
Aggregate compensation recognized in respect of Consulting Agreement					91,720
Description of option to repurchase shares								Company would have the option to repurchase 5,166,666 of the shares prior to November 30, 2011 and an additional 5,166,667 shares prior to February 28, 2012.
Description of option to repurchase shares after amendment								After Consulting Agreement amended, option to repurchase 5,166,666 of the shares is exercisable by the Company prior to April 15, 2012 and an additional 5,166,667 shares prior to April 30, 2012.
Restricted shares issued of Common Stock																	1,000,000
Fees received by Company per month																	$ 10,000

Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended					3 Months Ended			1 Months Ended	2 Months Ended		1 Months Ended
	Feb. 28, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Fountainhead [Member]	Dec. 31, 2011 Fountainhead [Member]	Sep. 30, 2011 Fountainhead [Member]	May 31, 2011 Fountainhead [Member]	Feb. 28, 2010 Fountainhead [Member]	Mar. 31, 2011 Fountainhead [Member]	Jun. 06, 2011 Fountainhead [Member]	Feb. 10, 2010 Fountainhead [Member]	Sep. 30, 2011 Peter Zachariou [Member]	Feb. 28, 2011 Peter Zachariou [Member]	Jun. 06, 2011 Peter Zachariou [Member]	Sep. 30, 2011 David Cantor [Member]	Feb. 28, 2011 David Cantor [Member]
Related Party Transactions (Textual)
Proceed from issuance of unsecured, subordinated loan notes											$ 99,000				$ 55,000			$ 10,000
Interest rate on subordinated loan						6.00%					6.00%				6.00%			6.00%
Debt instruments, original maturity date											May 30, 2011
Description of subordinated loan notes maturity date															Due on demand			Due on demand
Payment made in supplement agreement for consultancy services									29,000	29,000
Description of accrued and paid of consulting fee at the option of consultant									(i) In Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011	(i) In Vycor stock at any time at $0.125 per share for the Original Agreement and $0.0225 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011.
Maximum cash payment for consulting services									5,000	5,000
Additional shares of common stock purchasable by issuance of fully vested warrants													39,063,670
Sales price of common stock													$ 0.0125
Debentures with extended maturity												931,362				300,000
Short-term loans including accrued interest repaid								102,450						57,004			10,352
Accrued interest on the loans extended								76,658						14,992
Shares of ommon stock issued to related party, Value				889,000	1,434,500		443.26
Shares of ommon stock issued to related party, Shares							402,965
New funding by common stock, total	$ 3,000,000	$ 120,000	$ 889,000	$ 889,443	$ 1,434,500
Description of new funding	New funding totaling $3 million in aggregate in Common Stock of Vycor or in securities convertible into Common Stock of Vycor at a price of no less than $0.0125 per share

Subsequent Events (Details)	1 Months Ended																					1 Months Ended				1 Months Ended	3 Months Ended
	Jul. 31, 2012 USD ($)	Jan. 04, 2013 USD ($)	Jan. 04, 2013 GBP (£)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Mar. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 Steven Girgenti [Member] USD ($)	Mar. 31, 2012 Steven Girgenti [Member] USD ($)	Jul. 31, 2012 GreenBridge Capital Partners [Member]	Jun. 30, 2012 GreenBridge Capital Partners [Member]	Apr. 30, 2012 GreenBridge Capital Partners [Member]	Apr. 15, 2012 GreenBridge Capital Partners [Member]	Mar. 04, 2012 GreenBridge Capital Partners [Member]	Aug. 18, 2011 GreenBridge Capital Partners [Member]	Jun. 30, 2011 GreenBridge Capital Partners [Member]	Jul. 31, 2012 Partizipant, LLC [Member] USD ($)	Jul. 31, 2011 Partizipant, LLC [Member] USD ($)	Mar. 31, 2012 Dr Oscar Bronsther [Member] USD ($)	Mar. 31, 2012 Jose Romano [Member] USD ($)	Jan. 31, 2012 Sight Science Limited [Member]	Jan. 04, 2012 Sight Science Limited [Member] USD ($)	Jan. 04, 2012 Sight Science Limited [Member] GBP (£)	Mar. 31, 2012 Jason Barton [Member] USD ($)	Jul. 31, 2012 Fountainhead [Member] USD ($)	Mar. 31, 2011 Fountainhead [Member]	Jun. 30, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Mar. 31, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Dec. 31, 2011 Alvaro Pascuale - Leone [Member] USD ($)
Subsequent Events (Textual)
Common stock issued for consulting services	2,222,222			870,083,225	870,083,225		807,205,445	724,488,929	222,222	222,222					15,500,000		15,500,000			96,620	138,890				138,890			277,780	138,890	182,467
Common stock, value	$ 50,000			$ 87,008			$ 80,721	$ 72,449	$ 5,000	$ 5,000										$ 2,174	$ 3,125				$ 3,125			$ 6,250	$ 3,125	$ 6,250
Issuance price per share	$ 0.0225
Subordinated loan																										100,000
Interest rate on subordinated loan																										6.00%	6.00%
Subordinated loan due date																										Jul 9, 2013
One time payment for consulting services																		357,000	300,000
Common shares issued upon conversion of series C preferred stock						15,555,554
Agreed to pay cash on acquisition		155,330	100,000	155,330	100,000																		310,660	200,000
Cash paid on closing related to acquisition																							155,330	100,000
Cash paid on one-year anniversary of closing related to acquisition																							155,330	100,000
Shareholders received restricted shares on acquisition (Shares)																						14,350,000
Shareholders received restricted shares on acquisition, value																							$ 287,000	£ 184,768
Number of shares that are no longer subject of repurchase option											5,166,667	5,166,667			5,166,667	5,166,667
Option to repurchase of shares													5,166,667	5,166,667